Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
January 31, 2024
SGX-NPRT1-0324
1.899284.114
Common Stocks - 95.7%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	390,919	9,246,210
ANZ Group Holdings Ltd.	4,948,982	87,321,744
APA Group unit	2,089,267	11,555,929
Aristocrat Leisure Ltd.	963,956	27,791,455
ASX Ltd.	321,617	13,749,888
Aurizon Holdings Ltd.	3,000,757	7,396,965
BHP Group Ltd.	8,359,924	255,763,807
BlueScope Steel Ltd.	738,012	11,268,200
Brambles Ltd.	2,294,908	21,881,411
CAR Group Ltd.	591,683	12,704,210
Cochlear Ltd.	108,479	21,527,546
Coles Group Ltd.	2,194,602	22,774,213
Commonwealth Bank of Australia	2,760,999	210,538,418
Computershare Ltd.	898,729	14,885,870
DEXUS Property Group unit	1,763,557	8,924,775
EBOS Group Ltd.	249,870	5,722,102
Endeavour Group Ltd.	2,336,372	8,550,507
Fortescue Ltd.	2,794,744	54,013,322
Glencore PLC	17,272,763	91,389,460
Goodman Group unit	2,822,070	46,844,037
IDP Education Ltd.	430,421	5,511,868
IGO Ltd.	1,110,312	5,397,463
Insurance Australia Group Ltd.	3,996,922	15,689,617
Macquarie Group Ltd.	605,721	74,739,588
Medibank Private Ltd.	4,578,231	11,462,253
Mineral Resources Ltd.	292,524	11,282,301
Mirvac Group unit	6,441,955	9,053,529
National Australia Bank Ltd.	5,153,224	108,683,583
Northern Star Resources Ltd.	1,880,321	16,129,031
Orica Ltd.	756,700	7,980,838
Origin Energy Ltd.	2,856,236	15,941,238
Pilbara Minerals Ltd. (a)	4,741,004	10,798,431
Qantas Airways Ltd. (b)	1,425,493	5,139,423
QBE Insurance Group Ltd.	2,469,702	25,429,491
Ramsay Health Care Ltd.	305,348	10,179,865
REA Group Ltd.	87,634	10,451,822
Reece Ltd.	372,020	5,479,982
Rio Tinto Ltd.	611,862	52,649,134
Rio Tinto PLC	1,857,201	128,554,408
Santos Ltd.	5,371,339	27,146,439
Scentre Group unit	8,497,599	16,893,632
SEEK Ltd.	592,057	9,760,234
Sonic Healthcare Ltd.	751,553	15,670,030
South32 Ltd.	7,456,446	16,144,832
Stockland Corp. Ltd. unit	4,001,185	11,815,945
Suncorp Group Ltd.	2,103,290	19,359,825
Telstra Group Ltd.	6,683,017	17,625,346
The GPT Group	3,159,112	9,548,023
The Lottery Corp. Ltd.	3,687,529	12,103,885
Transurban Group unit	5,101,368	44,816,719
Treasury Wine Estates Ltd.	1,329,889	9,325,345
Vicinity Centres unit	6,539,709	8,680,853
Washington H. Soul Pattinson & Co. Ltd.	392,892	8,782,375
Wesfarmers Ltd.	1,870,724	70,819,897
Westpac Banking Corp.	5,783,175	90,724,273
WiseTech Global Ltd.	276,555	13,020,521
Woodside Energy Group Ltd.	3,134,973	65,571,810
Woolworths Group Ltd.	2,017,812	47,388,254
TOTAL AUSTRALIA		1,989,602,172
Austria - 0.2%
Erste Group Bank AG	569,247	24,638,169
Mondi PLC	524,024	9,390,312
Mondi PLC	211,291	3,801,376
OMV AG	240,952	10,756,993
Verbund AG	114,074	9,326,115
Voestalpine AG	187,137	5,581,795
TOTAL AUSTRIA		63,494,760
Belgium - 0.5%
Ageas	266,017	11,444,761
Anheuser-Busch InBev SA NV	1,431,716	88,562,513
D'ieteren Group	35,689	7,239,420
Elia Group SA/NV	48,113	5,813,121
Groupe Bruxelles Lambert SA	147,643	11,232,868
KBC Group NV	413,609	27,033,789
Lotus Bakeries SA	661	5,636,164
Sofina SA	25,166	6,054,029
Syensqo SA	123,239	10,986,380
UCB SA	207,789	19,603,876
Umicore SA	342,109	7,781,773
Warehouses de Pauw	285,961	8,430,558
TOTAL BELGIUM		209,819,252
Brazil - 1.1%
Ambev SA	7,397,830	19,530,845
Atacadao SA	1,073,900	2,256,439
B3 SA - Brasil Bolsa Balcao	9,679,475	25,574,101
Banco Bradesco SA	1,477,238	4,078,923
Banco BTG Pactual SA unit	1,913,800	13,913,910
Banco do Brasil SA	1,422,800	16,211,259
Banco Santander SA (Brasil) unit	607,000	3,510,122
BB Seguridade Participacoes SA	1,158,700	8,010,148
CCR SA	1,629,300	4,314,633
Centrais Eletricas Brasileiras SA (Electrobras)	1,947,330	16,040,396
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	556,500	8,857,902
Companhia Siderurgica Nacional SA (CSN)	1,074,500	3,845,246
Cosan SA	1,980,432	7,303,103
CPFL Energia SA	408,200	2,987,513
Energisa SA unit	336,500	3,437,402
Eneva SA (b)	1,419,300	3,655,391
ENGIE Brasil Energia SA	335,950	2,751,665
Equatorial Energia SA	1,734,716	12,405,334
Hapvida Participacoes e Investimentos SA (b)(c)	7,968,744	6,240,660
Hypera SA	635,100	4,067,440
Klabin SA unit	1,258,700	5,408,874
Localiza Rent a Car SA	1,499,080	16,375,385
Localiza Rent a Car SA rights 2/5/24 (b)	5,378	9,770
Lojas Renner SA	1,560,709	5,055,986
Magazine Luiza SA (b)	4,709,132	1,996,039
Natura & Co. Holding SA (b)	1,485,019	4,795,798
Petroleo Brasileiro SA - Petrobras (ON)	5,200,711	44,256,010
Prio SA	1,332,600	11,815,985
Raia Drogasil SA	2,159,344	11,026,845
Rede D'Oregon Sao Luiz SA (c)	950,311	5,207,683
Rumo SA	2,139,600	9,958,658
Sendas Distribuidora SA	2,224,000	6,131,891
Suzano Papel e Celulose SA	1,315,595	13,707,213
Telefonica Brasil SA	678,840	7,037,224
TIM SA	1,408,703	4,930,347
Totvs SA	866,700	5,513,964
Ultrapar Participacoes SA	1,182,100	6,721,249
Vale SA	5,575,047	76,248,423
Vale SA sponsored ADR	43,641	597,445
Vibra Energia SA	1,914,650	9,178,294
Weg SA	2,781,032	18,153,273
Wheaton Precious Metals Corp. (a)	749,372	35,120,629
Yara International ASA	269,315	8,947,078
TOTAL BRAZIL		477,186,495
Burkina Faso - 0.0%
Endeavour Mining PLC	300,210	5,372,041
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	818,175	40,213,473
Air Canada (b)	284,458	3,854,978
Algonquin Power & Utilities Corp. (a)	1,062,590	6,299,113
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,274,870	74,702,859
AltaGas Ltd. (a)	467,748	9,724,093
ARC Resources Ltd. (a)	1,006,138	15,625,841
Bank of Montreal (a)	1,188,392	111,940,171
Bank of Nova Scotia (a)	1,987,026	92,918,535
Barrick Gold Corp. (Canada) (a)	2,901,641	45,322,966
BCE, Inc. (a)	123,096	4,967,056
Brookfield Asset Management Ltd. Class A	580,426	23,338,785
Brookfield Corp. (Canada) Class A (a)	2,298,322	91,218,314
CAE, Inc. (b)	528,916	10,590,516
Cameco Corp.	716,440	34,206,020
Canadian Apartment Properties (REIT) unit (a)	134,176	4,657,662
Canadian Imperial Bank of Commerce	1,524,585	68,900,877
Canadian National Railway Co.	918,521	113,943,198
Canadian Natural Resources Ltd.	1,800,432	115,221,220
Canadian Pacific Kansas City Ltd.	1,536,605	123,653,014
Canadian Tire Ltd. Class A (non-vtg.) (a)	86,820	9,227,995
Canadian Utilities Ltd. Class A (non-vtg.) (a)	217,840	4,964,571
CCL Industries, Inc. Class B	248,673	10,642,749
Cenovus Energy, Inc. (Canada)	2,352,711	38,113,761
CGI, Inc. Class A (sub. vtg.) (b)	344,910	38,625,200
Constellation Software, Inc.	33,212	91,793,032
Constellation Software, Inc. warrants 8/22/28 (b)(d)	30,824	2
Descartes Systems Group, Inc. (Canada) (b)	140,277	12,282,650
Dollarama, Inc.	466,428	34,231,433
Element Fleet Management Corp.	634,320	10,700,567
Emera, Inc. (a)	448,667	15,854,936
Empire Co. Ltd. Class A (non-vtg.) (a)	235,138	6,093,353
Enbridge, Inc.	3,504,948	124,457,003
Fairfax Financial Holdings Ltd. (sub. vtg.)	35,225	36,718,941
FirstService Corp.	65,459	10,955,844
Fortis, Inc. (a)	803,168	32,223,498
Franco-Nevada Corp.	317,392	34,339,574
George Weston Ltd.	102,864	13,106,180
GFL Environmental, Inc.	381,660	12,967,555
Gildan Activewear, Inc.	288,553	9,529,364
Great-West Lifeco, Inc.	458,706	15,312,377
Hydro One Ltd. (a)(c)	543,828	16,139,490
iA Financial Corp., Inc.	168,758	11,472,707
IGM Financial, Inc.	136,396	3,689,778
Imperial Oil Ltd. (a)	329,010	18,977,817
Intact Financial Corp.	293,411	45,884,684
Ivanhoe Mines Ltd. (a)(b)	1,010,162	10,601,648
Keyera Corp. (a)	376,310	9,102,310
Kinross Gold Corp.	2,044,087	11,266,083
Loblaw Companies Ltd.	259,628	25,944,454
Magna International, Inc. Class A (sub. vtg.)	450,381	25,596,796
Manulife Financial Corp.	2,996,283	66,234,914
MEG Energy Corp. (b)	465,510	8,801,565
Metro, Inc.	380,406	19,973,119
National Bank of Canada	557,771	42,661,008
Northland Power, Inc. (a)	416,289	7,660,374
Nutrien Ltd.	816,785	40,728,377
Onex Corp. (sub. vtg.)	110,111	8,130,253
Open Text Corp.	449,973	19,622,832
Pan American Silver Corp.	608,569	8,238,280
Parkland Corp.	228,716	7,805,043
Pembina Pipeline Corp.	905,464	31,188,990
Power Corp. of Canada (sub. vtg.)	950,907	27,718,432
Quebecor, Inc. Class B (sub. vtg.)	253,527	6,164,452
RB Global, Inc. (a)	301,068	19,259,321
Restaurant Brands International, Inc.	389,312	30,390,341
Restaurant Brands International, Inc. (a)	86,349	6,742,130
RioCan (REIT) (a)	230,419	3,134,638
Rogers Communications, Inc. Class B (non-vtg.) (a)	586,860	27,412,554
Royal Bank of Canada	2,298,883	224,356,754
Saputo, Inc.	413,197	8,519,336
Shopify, Inc. Class A (b)	1,985,270	158,930,871
Stantec, Inc. (a)	183,813	14,769,845
Sun Life Financial, Inc.	966,711	50,109,777
Suncor Energy, Inc.	2,147,609	71,115,737
TC Energy Corp.	1,698,830	67,020,673
Teck Resources Ltd. Class B (sub. vtg.) (a)	761,400	30,474,123
TELUS Corp.	793,289	14,208,337
TFI International, Inc. (Canada)	134,704	17,703,038
The Toronto-Dominion Bank	3,000,106	182,244,529
Thomson Reuters Corp.	262,333	38,948,485
TMX Group Ltd.	460,516	11,389,161
Toromont Industries Ltd.	136,435	11,950,304
Tourmaline Oil Corp. (a)	534,919	23,128,299
West Fraser Timber Co. Ltd.	92,968	7,392,769
WSP Global, Inc. (a)	205,791	30,232,274
TOTAL CANADA		3,076,475,978
Chile - 0.2%
Antofagasta PLC	644,296	14,166,558
Banco de Chile	74,981,711	8,407,016
Banco de Credito e Inversiones	127,208	3,368,317
Banco Santander Chile	109,666,911	5,071,711
Cencosud SA	2,106,966	3,666,683
Compania Sud Americana de Vapores SA	25,670,657	1,849,789
Empresas CMPC SA	1,857,484	3,026,552
Empresas COPEC SA	640,387	4,071,189
Enel Americas SA	35,353,072	3,582,835
Enel Chile SA	45,778,724	2,751,745
Falabella SA (b)	1,453,426	3,454,427
LATAM Airlines Group SA (b)	296,471,872	3,663,650
Lundin Mining Corp.	1,072,280	8,757,213
TOTAL CHILE		65,837,685
China - 6.8%
360 Security Technology, Inc. (A Shares) (b)	657,300	624,457
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	202,700	469,875
3Peak, Inc. (A Shares)	11,096	151,537
3SBio, Inc. (c)	3,003,500	2,263,288
AAC Technology Holdings, Inc.	1,171,000	2,629,523
Accelink Technologies Co. Ltd. (A Shares)	73,700	224,036
ACM Research Shanghai, Inc. (A Shares)	27,615	298,513
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	57,519	913,113
AECC Aero-Engine Control Co. Ltd. (A Shares)	120,600	255,468
AECC Aviation Power Co. Ltd.	245,852	1,077,621
Agricultural Bank of China Ltd.:
(A Shares)	7,458,100	4,048,184
(H Shares)	47,184,000	18,269,220
Aier Eye Hospital Group Co. Ltd. (A Shares)	869,901	1,557,286
AIMA Technology Group Co. Ltd.	76,600	288,325
Air China Ltd.:
(A Shares) (b)	1,679,300	1,667,297
(H Shares) (b)	2,076,000	1,159,798
Airtac International Group	229,456	6,878,169
Akeso, Inc. (b)(c)	843,000	4,280,511
Alibaba Group Holding Ltd.	26,871,824	241,012,804
Alibaba Health Information Technology Ltd. (b)	8,990,000	3,303,429
Aluminum Corp. of China Ltd.:
(A shares)	950,100	756,428
(H Shares)	7,112,000	3,466,114
Amlogic Shanghai Co. Ltd. (A Shares)	38,668	239,512
Angel Yeast Co. Ltd. (A Shares)	74,000	318,920
Anhui Conch Cement Co. Ltd.:
(A Shares)	318,000	1,025,591
(H Shares)	2,144,500	4,295,289
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	40,900	1,137,013
(B Shares)	177,200	2,289,726
Anhui Honglu Steel Construction Group Co. Ltd.	98,200	224,816
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (b)	186,200	317,083
Anhui Kouzi Distillery Co. Ltd. (A Shares)	54,900	298,225
Anhui Yingjia Distillery Co. Ltd. (A Shares)	74,200	521,268
Anjoy Foods Group Co. Ltd. (A Shares)	26,600	276,139
Anker Innovations Technology Co. Ltd. (A Shares)	43,700	417,913
Anta Sports Products Ltd.	2,124,200	17,929,212
Apeloa Pharmaceutical Co. Ltd. A Shares	106,500	180,464
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (b)	86,700	250,808
ASR Microelectronics Co. Ltd. (A Shares)	38,473	247,279
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	31,900	381,594
Autobio Diagnostics Co. Ltd.	54,700	358,971
Autohome, Inc. ADR Class A	115,036	2,898,907
Avary Holding Shenzhen Co. Ltd. (A Shares)	233,100	569,262
AVIC Capital Co. Ltd. (A Shares)	752,300	356,554
AviChina Industry & Technology Co. Ltd. (H Shares)	3,941,000	1,453,589
Avicopter PLC (A Shares)	52,300	240,347
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)	457,600	280,857
Baidu, Inc. Class A (b)	3,731,248	48,309,277
Bank of Beijing Co. Ltd. (A Shares)	2,303,700	1,638,603
Bank of Changsha Co. Ltd. (A Shares)	484,900	484,879
Bank of Chengdu Co. Ltd. (A Shares)	328,400	574,077
Bank of China Ltd.:
(A Shares)	5,504,400	3,319,330
(H Shares)	128,218,024	48,116,432
Bank of Communications Co. Ltd.:
(A Shares)	2,985,400	2,502,597
(H Shares)	15,638,200	9,251,640
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	837,762
Bank of Jiangsu Co. Ltd. (A Shares)	1,707,960	1,744,776
Bank of Nanjing Co. Ltd. (A Shares)	1,175,600	1,361,989
Bank of Ningbo Co. Ltd. (A Shares)	657,010	1,975,442
Bank of Shanghai Co. Ltd. (A Shares)	1,643,000	1,467,156
Bank of Suzhou Co. Ltd.	637,500	629,088
Baoshan Iron & Steel Co. Ltd. (A Shares)	2,222,000	1,908,907
BeiGene Ltd. (b)	1,133,318	12,844,139
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	358,400	237,004
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (b)	59,900	182,302
Beijing Easpring Material Technology Co. Ltd. (A Shares)	86,300	382,832
Beijing Enlight Media Co. Ltd. (A Shares)	279,600	288,541
Beijing Enterprises Holdings Ltd.	833,000	3,014,900
Beijing Enterprises Water Group Ltd.	6,182,000	1,504,056
Beijing Kingsoft Office Software, Inc. (A Shares)	42,806	1,274,695
Beijing New Building Materials PLC (A Shares)	145,400	542,150
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	105,900	238,733
Beijing Roborock Technology Co. Ltd. (A Shares)	12,212	488,898
Beijing Shiji Information Technology Co. Ltd. (A Shares)	282,337	279,678
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	154,400	568,048
Beijing Tongrentang Co. Ltd. (A Shares)	127,500	777,505
Beijing United Information Technology Co. Ltd. (A Shares)	63,916	157,708
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	78,899	593,851
Beijing Yanjing Brewery Co. Ltd. (A Shares)	257,300	293,273
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	4,912,600	3,405,197
Beiqi Foton Motor Co. Ltd. (A Shares) (b)	677,200	229,609
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	57,900	417,203
Betta Pharmaceuticals Co. Ltd. (A Shares)	62,900	333,221
BGI Genomics Co. Ltd.	38,600	201,925
Bilibili, Inc. Class Z (a)(b)	328,564	2,966,731
Bloomage Biotechnology Corp. Ltd. (A Shares)	45,651	356,251
BOC Aviation Ltd. Class A (c)	337,800	2,532,611
BOC Hong Kong (Holdings) Ltd.	6,151,451	14,743,767
BOC International China Co. Ltd.	243,200	351,317
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	1,788,222
Bosideng International Holdings Ltd.	6,154,000	2,781,960
Brilliance China Automotive Holdings Ltd.	4,926,000	2,626,294
BTG Hotels Group Co. Ltd. (b)	106,500	208,018
Budweiser Brewing Co. APAC Ltd. (c)	2,874,658	4,530,871
By-Health Co. Ltd. (A Shares)	155,500	326,433
BYD Co. Ltd.:
(A Shares)	356,120	8,506,064
(H Shares)	1,543,000	34,548,041
BYD Electronic International Co. Ltd.	1,287,000	4,408,764
C&D International Investment Group Ltd.	1,203,327	1,987,066
Caitong Securities Co. Ltd.	377,560	391,757
Cambricon Technologies Corp. Ltd. (A Shares) (b)	38,724	588,719
Canmax Technologies Co. Ltd. (A Shares)	125,290	344,221
Cathay Biotech, Inc. (A Shares)	62,032	379,243
CECEP Solar Energy Co. Ltd. (A Shares)	320,700	225,656
CECEP Wind-Power Corp. (A Shares)	598,130	236,933
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	79,100	182,198
CGN Power Co. Ltd.:
(A Shares)	1,472,200	784,971
(H Shares) (c)	17,789,000	4,984,923
Changchun High & New Technology Industry Group, Inc. (A Shares)	37,500	597,844
Changjiang Securities Co. Ltd. (A Shares)	441,300	303,845
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	26,200	459,417
Chaozhou Three-Circle Group Co. (A Shares)	177,300	564,654
Chengxin Lithium Group Co. Ltd. (A Shares)	138,800	392,775
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	156,200	261,165
China Baoan Group Co. Ltd. (A Shares)	225,800	340,426
China Cinda Asset Management Co. Ltd. (H Shares)	14,061,000	1,349,105
China CITIC Bank Corp. Ltd.:
(A Shares)	341,500	298,751
(H Shares)	14,246,293	7,060,491
China Coal Energy Co. Ltd. (H Shares)	3,389,000	3,721,730
China Communications Services Corp. Ltd. (H Shares)	3,686,000	1,517,778
China Construction Bank Corp.:
(A Shares)	4,294,800	4,116,106
(H Shares)	153,238,649	91,002,858
China CSSC Holdings Ltd. (A Shares)	414,000	1,766,637
China Eastern Airlines Corp. Ltd. (A Shares) (b)	1,486,100	776,304
China Energy Engineering Corp. Ltd. (A Shares)	2,723,900	802,363
China Everbright Bank Co. Ltd.:
(A Shares)	5,435,700	2,391,307
(H Shares)	4,326,000	1,284,329
China Everbright International Ltd.	5,881,629	2,051,398
China Feihe Ltd. (c)	6,028,000	2,761,633
China Film Co. Ltd. (A Shares) (b)	259,400	423,891
China Galaxy Securities Co. Ltd.:
(A Shares)	32,200	52,272
(H Shares)	7,144,500	3,500,563
China Gas Holdings Ltd.	4,429,600	4,038,569
China Great Wall Securities Co. Ltd. (A Shares)	318,100	325,379
China Greatwall Technology Group Co. Ltd. (A Shares)	293,400	340,237
China Hongqiao Group Ltd.	3,771,500	2,764,942
China Huishan Dairy Holdings Co. Ltd. (b)(d)	958,000	1
China International Capital Corp. Ltd.	195,900	883,867
China International Capital Corp. Ltd. (H Shares) (c)	2,862,400	3,402,376
China Jushi Co. Ltd. (A Shares)	360,740	462,086
China Life Insurance Co. Ltd.:
(A Shares)	359,300	1,444,366
(H Shares)	12,155,000	14,012,799
China Literature Ltd. (b)(c)	667,400	1,941,170
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,469,000	3,298,963
China Medical System Holdings Ltd.	2,157,000	3,082,423
China Meheco Co. Ltd. (A Shares)	128,420	188,040
China Mengniu Dairy Co. Ltd.	5,319,000	11,785,416
China Merchants Bank Co. Ltd.:
(A Shares)	1,303,400	5,594,366
(H Shares)	7,504,691	27,357,497
China Merchants Energy Shipping Co. Ltd. (A Shares)	712,100	643,551
China Merchants Holdings International Co. Ltd.	2,361,836	2,920,120
China Merchants Securities Co. Ltd. (A Shares)	817,700	1,526,899
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	970,700	1,190,224
China Minmetals Rare Earth Co. Ltd. (A Shares)	90,600	304,032
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,506,500	1,381,815
(H Shares)	12,792,832	4,254,821
China National Building Materials Co. Ltd. (H Shares)	6,136,000	2,164,438
China National Chemical Engineering Co. Ltd. (A Shares)	525,500	470,124
China National Medicines Corp. Ltd. (A Shares)	70,900	295,655
China National Nuclear Power Co. Ltd. (A Shares)	1,931,300	2,234,462
China National Software & Service Co. Ltd. (A Shares)	77,090	285,469
China Northern Rare Earth Group High-Tech Co. Ltd.	335,200	789,471
China Oilfield Services Ltd. (H Shares)	3,064,000	2,944,827
China Overseas Land and Investment Ltd.	6,524,500	9,870,200
China Overseas Property Holdings Ltd.	2,055,000	1,362,036
China Pacific Insurance (Group) Co. Ltd.	392,900	1,367,714
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,793,400	8,819,725
China Petroleum & Chemical Corp.:
(A Shares)	3,523,200	2,933,697
(H Shares)	40,615,800	21,128,482
China Power International Development Ltd.	8,331,699	3,117,138
China Railway Group Ltd.:
(A Shares)	2,481,900	2,188,419
(H Shares)	6,157,000	2,815,826
China Railway Signal & Communications Corp. (A Shares)	895,548	580,901
China Resource Gas Group Ltd.	1,508,500	4,278,082
China Resources Beer Holdings Co. Ltd.	2,730,989	9,876,190
China Resources Land Ltd.	5,366,465	16,292,891
China Resources Microelectronics Ltd. (A Shares)	122,447	646,920
China Resources Mixc Lifestyle Services Ltd. (c)	1,114,000	3,217,025
China Resources Pharmaceutical Group Ltd. (c)	2,423,000	1,477,360
China Resources Power Holdings Co. Ltd.	3,139,780	6,352,093
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	91,100	665,208
China Ruyi Holdings Ltd. (a)(b)	8,920,000	1,496,450
China Shenhua Energy Co. Ltd.:
(A Shares)	277,000	1,438,690
(H Shares)	6,119,500	23,215,461
China Southern Airlines Ltd.:
(A Shares) (b)	1,742,200	1,401,820
(H Shares) (b)	1,968,000	728,090
China State Construction Engineering Corp. Ltd. (A Shares)	4,240,140	3,047,547
China State Construction International Holdings Ltd.	3,315,750	3,502,434
China Taiping Insurance Group Ltd.	2,236,065	1,856,212
China Three Gorges Renewables Group Co. Ltd. (A Shares)	3,008,900	1,860,056
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	308,100	3,435,913
(H Shares) (c)	36,000	315,713
China Tower Corp. Ltd. (H Shares) (c)	72,404,000	8,054,324
China Traditional Chinese Medicine Holdings Co. Ltd.	4,930,000	1,884,957
China United Network Communications Ltd. (A Shares)	2,935,500	1,850,621
China Vanke Co. Ltd.:
(A Shares)	827,400	1,110,759
(H Shares)	3,846,300	3,026,256
China XD Electric Co. Ltd. (A Shares)	443,800	315,538
China Yangtze Power Co. Ltd. (A Shares)	2,391,100	8,145,490
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	48,900	304,120
China Zheshang Bank Co. Ltd.	2,006,420	752,825
ChinaSoft International Ltd.	4,226,000	2,408,208
Chongqing Brewery Co. Ltd. (A Shares)	58,200	452,030
Chongqing Changan Automobile Co. Ltd. (A Shares)	860,764	1,537,730
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	181,795
(H Shares)	900,000	350,045
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (b)	50,800	237,049
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	224,500	1,407,000
Chow Tai Fook Jewellery Group Ltd.	3,345,800	4,532,516
CITIC Pacific Ltd.	9,566,000	9,233,046
CITIC Securities Co. Ltd.:
(A Shares)	459,005	1,315,213
(H Shares)	4,077,775	7,958,692
Cmoc Group Ltd.:
(A Shares)	384,300	288,146
(H Shares)	8,565,000	4,691,513
CNGR Advanced Material Co. Ltd.	62,300	378,441
CNPC Capital Co. Ltd. (A Shares)	885,200	760,540
Contemporary Amperex Technology Co. Ltd.	429,560	9,092,964
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	315,429
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	1,461,366	2,696,098
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	972,849
(H Shares)	5,756,600	6,048,042
Cosco Shipping Ports Ltd.	2,398,345	1,468,693
Country Garden Holdings Co. Ltd. (a)(b)	20,477,866	1,660,876
Country Garden Services Holdings Co. Ltd.	3,535,000	2,335,194
CRRC Corp. Ltd.:
(A Shares)	5,254,900	4,169,237
(H Shares)	1,622,000	753,895
CSC Financial Co. Ltd. (A Shares)	392,500	1,225,350
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	115,200	433,300
CSPC Pharmaceutical Group Ltd.	14,958,800	11,005,037
CSSC Science & Technology Co. Ltd.	160,500	358,873
Daqin Railway Co. Ltd. (A Shares)	1,606,200	1,660,539
Daqo New Energy Corp. ADR (b)	92,340	1,666,737
DaShenLin Pharmaceutical Group Co. Ltd.	99,956	318,003
Datang International Power Generation Co. Ltd. (A Shares)	873,300	297,291
DHC Software Co. Ltd. (A Shares)	354,900	247,570
Do-Fluoride New Materials Co. Ltd. (A Shares)	98,000	165,991
Dong-E-E-Jiao Co. Ltd. (A Shares)	75,800	555,696
Dongfang Electric Corp. Ltd. (A Shares)	250,724	502,057
Dongfeng Motor Group Co. Ltd. (H Shares)	4,468,000	1,725,414
Dongxing Securities Co. Ltd. (A Shares)	241,600	267,620
East Buy Holding Ltd. (a)(b)(c)	743,500	2,184,447
East Money Information Co. Ltd. (A Shares)	1,579,820	2,753,771
Eastroc Beverage Group Co. Ltd.	29,900	679,158
Ecovacs Robotics Co. Ltd. Class A	81,700	364,368
Empyrean Technology Co. Ltd. (A Shares)	37,500	406,347
ENN Energy Holdings Ltd.	1,288,200	9,589,170
ENN Natural Gas Co. Ltd. (A Shares)	308,300	751,482
Eoptolink Technology, Inc. Ltd. (A Shares)	65,600	386,245
ESR Group Ltd. (c)	3,629,791	4,639,866
Eve Energy Co. Ltd. (A shares)	189,729	922,247
Everbright Securities Co. Ltd. (A Shares)	347,100	757,917
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (b)	1,063,280	312,879
Fangda Carbon New Material Co. Ltd. (A Shares) (b)	306,487	189,122
Far East Horizon Ltd.	3,172,000	2,325,436
Farasis Energy Gan Zhou Co. Ltd. (A Shares) (b)	109,850	185,089
FAW Jiefang Group Co. Ltd. (A Shares) (b)	265,700	291,026
First Capital Securities Co. Ltd. (A Shares)	329,900	242,022
Flat Glass Group Co. Ltd. (a)	248,000	372,997
Flat Glass Group Co. Ltd. (A Shares)	350,300	996,421
Focus Media Information Technology Co. Ltd. (A Shares)	1,322,940	1,043,807
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	458,203	2,174,377
Fosun International Ltd.	3,878,000	2,035,080
Founder Securities Co. Ltd. (A Shares)	773,000	745,418
Foxconn Industrial Internet Co. Ltd. (A Shares)	1,298,594	2,407,423
Fujian Sunner Development Co. Ltd. A Shares	106,800	223,053
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	662,430
(H Shares) (c)	1,062,800	4,804,828
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	7,000	176,487
GalaxyCore, Inc. (A Shares)	156,406	356,636
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	275,160	1,307,481
(H Shares) (c)	483,920	1,292,699
GCL Technology Holdings Ltd.	35,202,000	4,050,446
GD Power Development Co. Ltd. (A Shares)	1,798,400	1,122,664
GDS Holdings Ltd. Class A (b)	1,470,620	984,966
Geely Automobile Holdings Ltd.	10,019,000	9,496,602
GEM Co. Ltd. (A Shares)	886,600	557,026
Gemdale Corp. (A Shares)	620,600	350,137
Genscript Biotech Corp. (a)(b)	1,942,000	3,223,553
GF Securities Co. Ltd.:
(A Shares)	302,200	578,101
(H Shares)	2,263,400	2,277,903
Giant Network Group Co. Ltd. (A Shares)	181,500	232,795
Gigadevice Semiconductor Beijing, Inc. (A Shares)	61,584	536,922
Ginlong Technologies Co. Ltd. (A Shares)	36,450	303,661
GoerTek, Inc. (A Shares)	318,300	675,476
Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	95,516
(H Shares) (a)	783,164	286,064
Goneo Group Co. Ltd. (A Shares)	40,735	528,474
GoodWe Technologies Co. Ltd. (A Shares)	21,360	277,979
Gotion High-tech Co. Ltd. (A Shares) (b)	244,100	636,511
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	457,820
(H Shares)	4,012,000	3,950,245
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	252,600	1,244,367
Greenland Holdings Corp. Ltd. (A Shares) (b)	1,105,900	325,862
Greentown China Holdings Ltd.	1,849,500	1,393,324
GRG Banking Equipment Co. Ltd. (A Shares)	216,000	285,579
Guangdong Haid Group Co. Ltd. (A Shares)	151,300	798,898
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	278,700	240,710
Guangdong Investment Ltd.	4,828,000	2,806,842
Guanghui Energy Co. Ltd. (A Shares)	564,800	554,614
Guangzhou Automobile Group Co. Ltd.	400,600	458,660
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,097,526	2,014,870
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (b)	216,200	284,157
Guangzhou Baiyunshan Pharma Health (A Shares)	128,200	489,095
Guangzhou Haige Communications Group (A Shares)	195,700	263,125
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	42,400	309,162
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	91,900	438,871
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	178,940	466,479
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	306,596
Guolian Securities Co. Ltd. (b)	235,800	335,050
Guosen Securities Co. Ltd. (A Shares)	582,400	653,617
Guotai Junan Securities Co. Ltd. (A Shares)	675,400	1,378,413
Guoyuan Securities Co. Ltd. (A Shares)	410,900	366,681
H World Group Ltd. ADR	346,201	10,998,806
Haidilao International Holding Ltd. (c)	2,741,000	4,318,492
Haier Smart Home Co. Ltd.	3,977,400	11,238,792
Haier Smart Home Co. Ltd. (A Shares)	641,100	2,000,489
Hainan Airlines Co. Ltd. (A Shares) (b)	3,934,900	751,208
Hainan Airport Infrastructure Co. Ltd. (A Shares) (b)	1,031,900	502,642
Haitian International Holdings Ltd.	1,047,000	2,330,523
Haitong Securities Co. Ltd.:
(A Shares)	502,500	617,326
(H Shares)	5,935,600	2,735,968
Hanergy Mobile Energy Holding (b)(d)	1,902,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	422,900	402,270
Hangzhou Chang Chuan Technology Co. Ltd.	67,100	224,363
Hangzhou First Applied Material Co. Ltd. (A Shares)	173,500	550,542
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	106,700	277,653
Hangzhou Lion Electronics Co. Ltd. (A Shares)	62,500	178,267
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	90,700	301,105
Hangzhou Robam Appliances Co. Ltd. (A Shares)	82,800	251,546
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	172,500	437,182
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	36,107	204,502
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,934,000	2,904,766
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	70,800	262,927
Hebei Hengshui Laobaigan Liquor Co. Ltd.	86,800	212,353
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	160,240	516,045
Heilongjiang Agriculture Co. Ltd. (A Shares)	147,900	235,107
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	201,800	469,523
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	376,800	1,497,803
Hengan International Group Co. Ltd.	1,022,500	3,166,162
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	152,300	269,387
Hengli Petrochemical Co. Ltd. (A Shares) (b)	651,260	1,066,628
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	373,080
Hengyi Petrochemical Co. Ltd. (A Shares) (b)	327,310	284,646
Hesteel Co. Ltd. (A Shares)	847,900	246,121
Hisense Electric Co. Ltd.	114,900	355,255
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	49,900	801,236
HLA Group Corp. Ltd. (A Shares)	455,100	488,059
Hongfa Technology Co. Ltd. (A Shares)	76,420	239,146
Hoshine Silicon Industry Co. Ltd. (A Shares)	72,800	445,176
Hoymiles Power Electronics, Inc. (A Shares)	10,423	272,789
Hoyuan Green Energy Co. Ltd. (A Shares)	90,617	312,321
Hua Hong Semiconductor Ltd. (b)(c)	929,000	1,683,017
Huadian Power International Corp. Ltd. (A Shares)	776,600	659,003
Huadong Medicine Co. Ltd. (A Shares)	161,960	654,436
Huafon Chemical Co. Ltd. (A Shares)	442,200	376,880
Huagong Tech Co. Ltd. (A Shares)	91,500	327,973
Huaibei Mining Holdings Co. Ltd. (A Shares)	207,400	502,958
Hualan Biological Engineer, Inc. (A Shares)	169,250	415,733
Huaneng Power International, Inc.:
(A Shares) (b)	1,348,500	1,646,693
(H Shares) (b)	5,870,000	3,310,184
Huatai Securities Co. Ltd.:
(A Shares)	413,900	794,783
(H Shares) (c)	2,688,800	3,172,038
HUAXI Securities Co. Ltd.	261,200	271,593
Huaxia Bank Co. Ltd. (A Shares)	1,423,964	1,203,614
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	619,963
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	48,800	171,623
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	124,100	521,625
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	176,400	402,841
Huizhou Desay SV Automotive Co. Ltd.	51,500	611,819
Humanwell Healthcare Group Co. Ltd. (A Shares)	148,700	418,123
Hunan Valin Steel Co. Ltd. (A Shares)	600,200	457,152
Hundsun Technologies, Inc. (A Shares)	176,268	516,770
Hwatsing Technology Co. Ltd. (A Shares)	16,259	335,510
Hygeia Healthcare Holdings Co. (c)	565,800	1,843,877
Hygon Information Technology Co. Ltd. (A Shares)	197,616	1,818,780
IEIT Systems Co. Ltd. (A Shares)	136,034	534,138
iFlytek Co. Ltd. (A Shares)	214,000	1,140,477
IMEIK Technology Development Co. Ltd. (A Shares)	20,300	768,198
Industrial & Commercial Bank of China Ltd.:
(A Shares)	10,998,500	7,934,926
(H Shares)	100,269,008	48,844,049
Industrial Bank Co. Ltd. (A Shares)	2,108,300	4,632,087
Industrial Securities Co. Ltd. (A Shares)	838,270	637,805
Ingenic Semiconductor Co. Ltd. (A Shares)	64,800	429,804
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	661,900	2,503,952
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	4,104,600	812,860
Inner Mongolia Dian Tou Energy Corp. Ltd.	172,700	356,286
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	731,800	363,376
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,771,630	3,351,242
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	236,257
Innovent Biologics, Inc. (b)(c)	1,967,500	7,926,884
iQIYI, Inc. ADR (b)	723,363	2,423,266
iRay Technology Co. Ltd. (A Shares)	9,693	290,253
iSoftStone Information Technology Group Co. Ltd. (A Shares)	85,950	375,517
JA Solar Technology Co. Ltd. (A Shares)	307,936	734,408
Jason Furniture Hangzhou Co. Ltd. (A Shares)	73,430	347,699
JCET Group Co. Ltd. (A Shares)	164,000	513,090
JD Health International, Inc. (b)(c)	1,811,950	5,979,051
JD Logistics, Inc. (b)(c)	3,214,600	2,806,911
JD.com, Inc. Class A	3,888,599	43,848,371
Jiangsu Eastern Shenghong Co. Ltd.	613,400	846,744
Jiangsu Expressway Co. Ltd. (H Shares)	2,102,000	2,006,943
Jiangsu Hengli Hydraulic Co. Ltd.	122,832	836,856
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	628,966	3,294,628
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	116,000	716,884
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	115,700	375,733
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	33,500	334,423
Jiangsu Phoenix Publishing & Media Corp. Ltd.	230,800	312,210
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	152,100	1,941,538
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	56,650	388,747
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	236,220
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	93,900	417,790
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	456,600	737,367
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	40,979
(H Shares)	2,153,000	3,011,036
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (b)	151,500	191,080
Jinduicheng Molybdenum Co. Ltd. (A Shares)	290,200	369,717
Jinko Solar Co. Ltd. (A Shares)	620,853	686,596
JiuGui Liquor Co. Ltd. (A Shares)	30,400	263,800
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	329,036
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	168,000	251,968
Jointown Pharmaceutical Group (A Shares)	348,104	335,310
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (b)	69,300	212,645
JOYY, Inc. ADR	63,464	1,945,806
Juewei Food Co. Ltd.	86,300	241,639
Juneyao Airlines Co. Ltd. (A shares) (b)	289,400	480,653
Kangmei Pharmaceutical Co. Ltd. rights (b)(d)	9,959	0
Kanzhun Ltd. ADR	363,381	5,054,630
KE Holdings, Inc. ADR	1,098,767	15,569,528
Keda Industrial Group Co. Ltd.	162,400	245,370
Kingboard Chemical Holdings Ltd.	1,084,500	1,930,308
Kingdee International Software Group Co. Ltd. (b)	4,550,000	4,398,321
Kingnet Network Co. Ltd. (A Shares)	195,900	257,836
Kingsoft Corp. Ltd.	1,590,600	3,869,541
Kuaishou Technology Class B (b)(c)	3,876,500	19,538,871
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	200,400	333,141
Kunlun Energy Co. Ltd.	6,370,000	5,706,864
Kunlun Tech Co. Ltd. (A Shares) (b)	110,100	458,073
Kweichow Moutai Co. Ltd. (A Shares)	122,700	27,508,966
Lb Group Co. Ltd. (A Shares)	214,100	481,271
Lenovo Group Ltd.	12,098,000	12,667,467
Lens Technology Co. Ltd. (A Shares)	455,500	663,690
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	226,300	414,035
Li Auto, Inc. Class A (b)	1,901,218	26,280,404
Li Ning Co. Ltd.	3,958,000	8,455,562
Liaoning Port Co. Ltd. (A Shares)	1,825,800	348,982
Lingyi iTech Guangdong Co. (A Shares)	643,200	425,703
Livzon Pharmaceutical Group, Inc. (A Shares)	94,200	445,615
Longfor Properties Co. Ltd. (c)	3,215,283	3,565,128
LONGi Green Energy Technology Co. Ltd.	705,966	1,906,317
Lufax Holding Ltd. ADR (a)	355,080	841,540
Luxi Chemical Group Co. Ltd.	167,000	215,355
Luxshare Precision Industry Co. Ltd. (A Shares)	704,582	2,502,652
Luzhou Laojiao Co. Ltd. (A Shares)	145,400	2,984,392
Mango Excellent Media Co. Ltd. (A Shares)	171,894	512,877
Maxscend Microelectronics Co. Ltd. (A Shares)	49,716	639,039
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	331,443
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	633,664	431,997
Meituan Class B (b)(c)	8,388,200	67,468,203
Metallurgical Corp. China Ltd. (A Shares)	1,525,600	690,047
Microport Scientific Corp. (a)(b)	1,307,900	965,901
Ming Yang Smart Energy Group Ltd. (A Shares)	234,500	294,365
MINISO Group Holding Ltd.	631,384	2,670,448
Minth Group Ltd.	1,234,000	2,000,232
Montage Technology Co. Ltd. (A Shares)	105,349	661,021
Muyuan Foodstuff Co. Ltd. (A Shares)	538,070	2,649,024
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	161,458	293,404
Nanjing Securities Co. Ltd. (A Shares)	474,500	493,327
NARI Technology Co. Ltd. (A Shares)	807,440	2,365,605
National Silicon Industry Group Co. Ltd. (A Shares) (b)	356,995	705,853
NAURA Technology Group Co. Ltd.	49,400	1,565,211
NavInfo Co. Ltd. (A Shares) (b)	201,200	182,086
NetEase, Inc.	3,195,935	62,122,940
New China Life Insurance Co. Ltd.	69,700	297,334
New China Life Insurance Co. Ltd. (H Shares)	1,715,400	3,061,362
New Hope Liuhe Co. Ltd. (A Shares) (b)	431,900	493,308
New Oriental Education & Technology Group, Inc. (b)	2,473,730	19,092,858
Ninestar Corp. (A Shares)	128,800	347,853
Ningbo Deye Technology Co. Ltd. (A Shares)	39,740	375,320
Ningbo Joyson Electronic Corp. (A shares)	122,900	247,951
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	63,000	310,591
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	79,939	317,327
Ningbo Shanshan Co. Ltd. (A Shares)	202,700	282,353
Ningbo Tuopu Group Co. Ltd. (A Shares)	102,200	695,476
Ningxia Baofeng Energy Group Co. Ltd.	672,700	1,252,397
NIO, Inc. sponsored ADR (a)(b)	2,255,140	12,673,887
Nongfu Spring Co. Ltd. (H Shares) (c)	3,347,200	18,165,776
North Industries Group Red Arrow Co. Ltd. (A Shares)	125,900	200,129
Offcn Education Technology Co. A Shares (b)	778,500	383,178
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	280,243
OFILM Group Co. Ltd. (A Shares) (b)	323,200	301,409
Oppein Home Group, Inc. (A Shares)	69,600	595,400
Orient Securities Co. Ltd. (A Shares)	900,472	1,039,859
Oriental Pearl Group Co. Ltd.	591,100	563,109
Ovctek China, Inc. (A Shares)	84,029	204,249
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	865,600	340,778
PDD Holdings, Inc. ADR (b)	986,542	125,162,584
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,664,800	2,610,056
(H Shares)	8,404,000	2,612,619
People.cn Co. Ltd. (A Shares)	102,000	306,383
Perfect World Co. Ltd. (A Shares)	186,450	248,699
PetroChina Co. Ltd.:
(A Shares)	1,264,500	1,475,568
(H Shares)	36,240,000	26,214,776
Pharmaron Beijing Co. Ltd.:
(A Shares)	25	74
(H Shares) (c)	317,500	411,056
PICC Property & Casualty Co. Ltd. (H Shares)	11,534,001	14,346,746
Ping An Bank Co. Ltd. (A Shares)	1,996,900	2,637,910
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	906,800	1,301,934
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,462,777	8,289,467
(H Shares)	10,398,500	43,710,545
Piotech, Inc. (A Shares)	17,480	396,377
Poly Developments & Holdings (A Shares)	1,098,800	1,468,794
Pop Mart International Group Ltd. (c)	735,600	1,649,678
Postal Savings Bank of China Co. Ltd.	2,545,500	1,682,147
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	13,659,000	6,568,740
Power Construction Corp. of China Ltd. (A Shares)	1,519,639	1,067,392
Prosus NV (a)	2,414,843	71,845,614
Pylon Technologies Co. Ltd. (Series A)	24,708	275,739
Qi An Xin Technology Group, Inc. (A Shares) (b)	61,242	253,663
Qifu Technology, Inc. ADR	184,114	2,642,036
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	496,200	992,762
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	143,300	396,373
Raytron Technology Co. Ltd. (A Shares)	42,137	194,487
Risen Energy Co. Ltd. (A Shares)	151,200	310,613
Rockchip Electronics Co. Ltd.	40,000	258,125
Rongsheng Petrochemical Co. Ltd. (A Shares)	941,650	1,243,908
SAIC Motor Corp. Ltd. (A Shares)	828,300	1,581,500
Sailun Group Co. Ltd. A Shares	275,000	463,115
Sanan Optoelectronics Co. Ltd. (A Shares)	464,300	712,395
Sangfor Technologies, Inc. (b)	37,400	284,692
Sany Heavy Equipment International Holdings Co. Ltd.	1,721,000	1,120,108
Sany Heavy Industry Co. Ltd. (A Shares)	767,300	1,401,829
Satellite Chemical Co. Ltd. (A Shares) (b)	307,101	585,630
SDIC Capital Co. Ltd.	531,500	495,164
SDIC Power Holdings Co. Ltd. (A Shares)	671,200	1,301,424
Seazen Holdings Co. Ltd. (A Shares) (b)	303,500	418,982
Seres Group Co. Ltd. (A Shares) (b)	138,500	1,095,903
SF Holding Co. Ltd. (A Shares)	486,800	2,400,723
SG Micro Corp. (A Shares)	43,557	377,685
Shaanxi Coal Industry Co. Ltd. (A Shares)	970,300	3,279,622
Shan Xi Hua Yang Group New Energy Co. Ltd.	307,650	415,278
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	212,735
Shandong Gold Mining Co. Ltd.:
(A Shares)	623,523	1,789,613
(H Shares) (c)	744,250	1,071,491
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	71,000	264,443
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	194,500	661,356
Shandong Linglong Tyre Co. Ltd. (A Shares)	202,900	555,374
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	1,009,900	404,114
Shandong Sun Paper Industry JSC Ltd. (A Shares)	236,300	400,728
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,199,200	2,682,460
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	169,280	326,878
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	148,144	408,573
Shanghai Baosight Software Co. Ltd.	1,611,176	3,174,277
Shanghai Baosight Software Co. Ltd. (A Shares)	12,362	70,689
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	337,657
Shanghai Electric Group Co. Ltd. (A Shares) (b)	1,118,000	620,736
Shanghai Electric Power Co. Ltd. (A Shares)	242,800	269,061
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	178,552
(H Shares)	1,062,500	1,804,026
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	13,788	484,690
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	45,778	173,418
(H Shares)	23,000	27,424
Shanghai International Airport Co. Ltd. (A Shares) (b)	109,172	504,875
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	572,908
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	81,900	289,284
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	71,882	280,791
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	307,677
Shanghai M&G Stationery, Inc. (A Shares)	81,600	348,840
Shanghai Moons' Electric Co. Ltd. (A Shares)	38,400	198,969
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	1,896,181
(H Shares)	369,400	522,151
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	3,022,800	2,882,935
Shanghai Putailai New Energy Technology Co. Ltd.	186,751	428,705
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	591,214
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	1,223,800	1,079,762
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	81,170	1,527,737
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	391,800	340,898
Shanghai Zhangjiang High Ltd. (A Shares)	152,000	337,432
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	192,600	453,966
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	255,900	846,338
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	531,700	397,553
Shanxi Securities Co. Ltd. (A Shares)	332,800	229,947
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	507,700	252,763
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	120,060	3,358,742
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	512,980	752,032
Shede Spirits Co. Ltd. (A Shares)	31,000	358,088
Shenergy Co. Ltd. (A Shares)	440,800	446,111
Shenghe Resources Holding Co. Ltd. (A Shares)	159,600	183,564
Shengyi Technology Co. Ltd.	216,100	433,288
Shennan Circuits Co. Ltd. (A Shares)	59,940	441,909
Shenwan Hongyuan Group Co. Ltd. (A Shares)	2,339,415	1,427,629
Shenzhen Capchem Technology Co. Ltd. (A Shares)	98,420	510,788
Shenzhen Dynanonic Co. Ltd. (A Shares)	33,180	192,149
Shenzhen Energy Group Co. Ltd. (A Shares)	384,398	332,644
Shenzhen Goodix Technology Co. Ltd. (A Shares) (b)	46,300	338,971
Shenzhen Inovance Technology Co. Ltd. (A Shares)	131,000	1,023,364
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	241,300	401,139
Shenzhen Kangtai Biological Products Co. Ltd.	104,080	303,465
Shenzhen Kedali Industry Co. Ltd.	36,900	348,049
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	119,500	4,481,127
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	703,026
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (b)	657,000	270,804
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	100,900	365,180
Shenzhen SC New Energy Technology Corp. (A Shares)	40,300	318,043
Shenzhen Sed Industry Co. Ltd. (A Shares)	104,300	255,639
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	115,940	175,965
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	78,600	242,874
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	74,621	1,422,764
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	79,300	256,135
Shenzhou International Group Holdings Ltd.	1,380,700	12,295,696
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	168,960	464,176
Shuangliang Eco-Energy Systems Ltd. (A Shares)	178,200	170,818
Sichuan Changhong Electric Co. Ltd. (A Shares)	461,100	271,331
Sichuan Chuantou Energy Co. Ltd. (A Shares)	392,500	850,774
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	901,300	287,927
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	134,600	434,542
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	598,500	671,289
Sichuan Swellfun Co. Ltd. (A Shares)	45,200	301,364
Sieyuan Electric Co. Ltd. (A Shares)	73,300	517,718
Silergy Corp.	538,000	6,622,405
Sinolink Securities Co. Ltd. (A Shares)	377,000	440,702
Sinoma International Engineering Co. Ltd. (A Shares)	244,200	379,969
Sinoma Science & Technology Co. Ltd. (A Shares)	240,300	476,927
Sinomine Resource Group Co. Ltd. (A Shares)	91,328	397,668
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (b)	552,400	205,491
Sinopharm Group Co. Ltd. (H Shares)	2,186,400	5,749,106
Sinotruk Hong Kong Ltd.	1,130,000	2,566,448
SITC International Holdings Co. Ltd.	2,181,000	3,309,326
SKSHU Paint Co. Ltd. (A Shares)	48,612	244,265
Smoore International Holdings Ltd. (a)(c)	2,989,000	1,807,461
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	279,553
Soochow Securities Co. Ltd. (A Shares)	433,225	406,848
Southwest Securities Co. Ltd. (A Shares)	582,900	300,454
Spring Airlines Co. Ltd. (A Shares) (b)	109,700	800,854
StarPower Semiconductor Ltd. (A Shares)	20,000	354,945
Sungrow Power Supply Co. Ltd. (A Shares)	138,000	1,509,538
Sunny Optical Technology Group Co. Ltd.	1,192,800	7,331,410
Sunresin New Materials Co. Ltd. (A Shares)	47,200	290,573
Sunwoda Electronic Co. Ltd. (A Shares)	162,600	264,789
SUPCON Technology Co. Ltd. (A Shares)	89,360	440,125
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	156,500	272,519
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	25,868	370,471
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	36,500	435,290
TAL Education Group ADR (b)	716,163	7,619,974
Tangshan Jidong Cement Co. Ltd. A Shares	264,300	211,268
TBEA Co. Ltd. (A Shares)	443,750	869,531
TCL Technology Group Corp. (A Shares)	1,682,520	950,900
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	375,200	643,760
Tencent Holdings Ltd.	11,006,100	382,036,271
Tencent Music Entertainment Group ADR (b)	1,249,729	11,747,453
Thunder Software Technology Co. Ltd. (A Shares)	51,700	361,622
Tianfeng Securities Co. Ltd. (A Shares) (b)	905,600	373,551
Tianjin 712 Communication & Broadcasting Co. Ltd.	113,600	394,235
Tianma Microelectronics Co. Ltd. (A Shares) (b)	218,000	252,739
Tianqi Lithium Corp. (A Shares)	135,500	880,898
Tianshan Aluminum Group Co. Ltd.	419,900	306,731
Tianshui Huatian Technology Co. Ltd. (A Shares)	288,900	262,482
Tingyi (Cayman Islands) Holding Corp.	3,120,000	3,106,705
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (b)	159,500	198,604
Tongcheng Travel Holdings Ltd. (b)	2,115,200	4,314,701
TongFu Microelectronics Co. Ltd. (A Shares)	138,900	356,157
Tongkun Group Co. Ltd. (A Shares) (b)	229,300	380,531
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	1,451,800	612,334
Tongwei Co. Ltd. (A Shares)	417,200	1,356,368
Topchoice Medical Corp. (b)	29,700	246,625
Topsports International Holdings Ltd. (c)	3,036,000	1,967,879
TravelSky Technology Ltd. (H Shares)	1,459,000	1,467,517
Trina Solar Co. Ltd. (A Shares)	202,669	654,491
Trip.com Group Ltd. (b)	909,893	33,119,587
Tsinghua Tongfang Co. Ltd. (A Shares) (b)	344,800	273,268
Tsingtao Brewery Co. Ltd.:
(A Shares)	57,300	557,127
(H Shares)	1,058,000	6,037,707
Uni-President China Holdings Ltd.	2,015,000	1,131,872
Unigroup Guoxin Microelectronics Co. Ltd. (b)	79,359	578,751
Unisplendour Corp. Ltd. (A Shares) (b)	265,180	574,275
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	232,100	412,522
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (b)	59,848	289,242
Vipshop Holdings Ltd. ADR (b)	567,043	9,010,313
Walvax Biotechnology Co. Ltd. (A Shares)	150,900	347,543
Wanda Film Holding Co. Ltd. (A Shares) (b)	190,200	293,236
Wanhua Chemical Group Co. Ltd. (A Shares)	316,000	3,084,392
Want Want China Holdings Ltd.	7,772,000	4,277,729
Weibo Corp. sponsored ADR	124,777	1,010,694
Weichai Power Co. Ltd.:
(A Shares)	257,700	530,453
(H Shares)	3,696,800	6,526,569
Weihai Guangwei Composites Co. Ltd. (A Shares)	77,560	254,182
Wens Foodstuffs Group Co. Ltd. (A Shares)	664,420	1,743,420
Western Mining Co. Ltd. (A Shares)	349,300	693,430
Western Securities Co. Ltd. (A Shares)	499,740	416,041
Western Superconducting Technologies Co. Ltd. (A Shares)	78,064	382,997
Wharf Holdings Ltd.	1,738,000	5,077,894
Will Semiconductor Ltd.	109,715	1,322,209
Wilmar International Ltd.	3,121,880	7,644,513
Wingtech Technology Co. Ltd. (A Shares) (b)	115,700	540,383
Wintime Energy Group Co. Ltd. (A Shares) (b)	1,893,800	346,085
Wuchan Zhongda Group Co. Ltd.	515,800	311,742
Wuhan Guide Infrared Co. Ltd. (A Shares)	405,243	304,826
Wuliangye Yibin Co. Ltd. (A Shares)	382,000	6,754,070
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	176,240	483,781
WuXi AppTec Co. Ltd.	178,796	1,358,989
WuXi AppTec Co. Ltd. (H Shares) (c)	684,074	4,733,104
Wuxi Autowell Technology Co. Ltd. (A Shares)	20,998	209,853
Wuxi Biologics (Cayman), Inc. (b)(c)	6,329,500	16,656,301
XCMG Construction Machinery Co. Ltd. (A Shares)	1,057,300	830,282
Xiamen C&D, Inc. (A Shares)	250,800	339,106
Xiamen Faratronic Co. Ltd. (A Shares)	21,000	252,150
Xiamen Tungsten Co. Ltd. (A Shares)	130,200	277,349
Xiaomi Corp. Class B (b)(c)	25,389,000	40,001,113
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	164,580	601,512
Xinyi Solar Holdings Ltd.	7,977,450	3,662,778
XPeng, Inc. Class A (a)(b)	1,751,764	7,295,487
XTEP International Holdings Ltd.	2,250,500	1,108,282
Yadea Group Holdings Ltd. (c)	1,994,000	2,733,976
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	64,800	296,721
Yankuang Energy Group Co. Ltd.:
(A Shares)	105,000	335,115
(H Shares)	4,145,000	8,515,839
Yantai Jereh Oilfield Services (A Shares)	88,800	325,911
Yealink Network Technology Corp. Ltd.	117,050	398,026
Yifeng Pharmacy Chain Co. Ltd.	89,940	476,159
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	166,300	687,646
Yintai Gold Co. Ltd. (A Shares)	355,980	700,944
Yonghui Superstores Co. Ltd. (A Shares) (b)	827,900	283,112
YongXing Special Materials Technology Co. Ltd. (A Shares)	69,620	433,274
Yonyou Network Technology Co. Ltd. (A Shares)	310,420	484,189
Youngor Fashion Co. Ltd. (A Shares)	729,177	685,600
YTO Express Group Co. Ltd. (A Shares)	447,700	697,368
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	99,200	173,557
Yuexiu Property Co. Ltd.	2,701,920	1,691,958
Yum China Holdings, Inc.	687,045	23,764,887
Yunda Holding Co. Ltd. (A Shares)	252,250	219,560
Yunnan Aluminium Co. Ltd. (A Shares)	466,200	698,944
Yunnan Baiyao Group Co. Ltd. (A Shares)	165,820	1,076,813
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	49,700	391,334
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	463,900	301,714
Yunnan Energy New Material Co. Ltd.	90,800	538,116
Yunnan Tin Co. Ltd. (A Shares)	157,100	276,121
Yunnan Yuntianhua Co. Ltd. (Series A)	160,100	352,026
Yutong Bus Co. Ltd.	192,900	408,080
Zai Lab Ltd. (b)	1,551,100	3,295,716
Zangge Mining Co. Ltd. (Series A)	143,700	496,694
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	56,200	1,562,851
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,041,000	1,902,566
Zhefu Holding Group Co. Ltd. (A Shares)	486,000	209,510
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	921,100	535,408
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	589,700	612,758
Zhejiang Chint Electric Co. Ltd. (A Shares)	185,400	482,524
Zhejiang Dahua Technology Co. Ltd. (A Shares)	308,600	667,901
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	44,240	318,703
Zhejiang Expressway Co. Ltd. (H Shares)	3,510,920	2,608,124
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	133,880	216,149
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	148,600	516,734
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	122,000	556,890
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	84,000	210,188
Zhejiang Juhua Co. Ltd. (A Shares)	249,800	556,464
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (b)(c)	825,200	2,229,915
Zhejiang Longsheng Group Co. Ltd. (A Shares)	305,900	328,537
Zhejiang NHU Co. Ltd. (A Shares)	284,508	637,101
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	165,600	485,238
Zhejiang Supor Cookware Co. Ltd.	46,000	324,511
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	450,996
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	248,755
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (b)	1,006,000	749,047
Zheshang Securities Co. Ltd.	325,800	438,870
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(c)	1,128,400	1,762,862
Zhongji Innolight Co. Ltd. (A Shares)	74,500	1,064,284
Zhongjin Gold Co. Ltd. (A Shares)	447,200	588,331
Zhongsheng Group Holdings Ltd. Class H	1,358,000	2,292,338
Zhongtai Securities Co. Ltd. (A Shares)	607,800	554,216
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	25,415	118,234
(H Shares)	929,400	2,281,542
Zhuzhou Kibing Group Co. Ltd. (A Shares)	216,100	176,881
Zijin Mining Group Co. Ltd.:
(A Shares)	689,400	1,159,581
(H Shares)	10,669,000	15,831,347
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	832,200	835,942
ZTE Corp.:
(A Shares)	94,700	290,128
(H Shares)	1,795,536	3,120,232
ZTO Express, Inc. sponsored ADR	715,245	11,701,408
TOTAL CHINA		2,877,304,832
Colombia - 0.0%
Bancolombia SA	403,897	3,397,984
Interconexion Electrica SA ESP	692,211	2,997,112
TOTAL COLOMBIA		6,395,096
Czech Republic - 0.0%
CEZ A/S	268,165	10,159,511
Komercni Banka A/S	124,122	4,078,474
MONETA Money Bank A/S (c)	513,426	2,212,152
TOTAL CZECH REPUBLIC		16,450,137
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	5,165	9,367,696
Series B	7,857	14,486,732
Carlsberg A/S Series B	162,491	20,907,302
Coloplast A/S Series B	225,937	26,126,284
Danske Bank A/S	1,137,840	30,625,366
Demant A/S (b)	163,503	7,438,473
DSV A/S	307,133	54,949,111
Genmab A/S (b)	109,290	30,221,106
Novo Nordisk A/S Series B	5,383,598	615,369,281
Novozymes A/S Series B	603,199	30,983,959
ORSTED A/S (c)	312,562	17,617,481
Pandora A/S	139,698	20,435,558
Rockwool International A/S Series B	15,224	4,171,533
Tryg A/S	570,823	12,210,848
Vestas Wind Systems A/S (b)	1,667,807	47,023,848
TOTAL DENMARK		941,934,578
Egypt - 0.0%
Commercial International Bank SAE	4,222,938	12,040,157
Eastern Co. SAE	1,558,349	1,676,864
EFG-Hermes Holding SAE	1,685,559	987,334
TOTAL EGYPT		14,704,355
Finland - 0.7%
Elisa Corp. (A Shares)	235,652	10,759,770
Fortum Corp.	745,686	10,226,400
Kesko Oyj	454,849	8,887,320
Kone OYJ (B Shares)	562,059	27,904,744
Metso Corp.	1,089,170	10,934,943
Neste OYJ	698,768	24,202,832
Nokia Corp.	8,924,548	32,039,889
Nordea Bank Abp (Helsinki Stock Exchange)	5,272,642	65,118,392
Orion Oyj (B Shares)	175,340	8,095,010
Sampo Oyj (A Shares)	744,437	31,203,039
Stora Enso Oyj (R Shares)	957,091	12,220,588
UPM-Kymmene Corp.	881,697	32,082,458
Wartsila Corp.	786,040	11,637,786
TOTAL FINLAND		285,313,171
France - 6.5%
Accor SA (a)	329,740	13,078,046
Adevinta ASA Class B (a)(b)	568,908	6,112,492
Aeroports de Paris SA	56,202	7,555,745
Air Liquide SA	233,700	43,733,074
Air Liquide SA	583,837	109,255,400
Airbus Group NV	977,719	155,736,844
Alstom SA (a)	466,834	5,886,971
Amundi SA (c)	101,076	6,870,745
Arkema SA	100,182	10,967,415
AXA SA	2,972,342	99,767,643
bioMerieux SA	68,002	7,348,976
BNP Paribas SA	1,732,383	116,388,710
Bollore SA	1,208,631	8,000,276
Bouygues SA	312,008	11,457,616
Bureau Veritas SA	488,278	13,033,746
Capgemini SA	258,107	57,795,588
Carrefour SA	955,131	16,306,279
Compagnie de St.-Gobain	753,999	53,312,669
Compagnie Generale des Etablissements Michelin SCA Series B	1,121,071	37,222,561
Covivio	82,700	4,036,125
Credit Agricole SA	1,756,424	25,160,508
Danone SA	1,061,832	70,743,115
Dassault Aviation SA	32,914	6,242,563
Dassault Systemes SA	1,102,945	57,174,780
Edenred SA	412,789	24,722,921
Eiffage SA	120,486	12,640,711
Engie SA	863,500	13,792,232
Engie SA	2,147,190	34,295,938
EssilorLuxottica SA	486,298	95,806,352
Eurazeo SA	19,800	1,691,501
Eurazeo SA	55,189	4,714,760
Gecina SA	76,071	8,442,960
Getlink SE	596,246	10,309,809
Hermes International SCA	52,229	110,505,829
Ipsen SA	61,584	7,121,260
Kering SA	123,076	50,556,382
Klepierre SA	360,998	9,398,245
L'Oreal SA	23,733	11,357,531
L'Oreal SA	374,029	178,993,207
La Francaise des Jeux SAEM (c)	173,826	7,070,815
Legrand SA	438,760	42,522,720
LVMH Moet Hennessy Louis Vuitton SE	455,518	379,017,835
Orange SA	3,075,010	36,567,809
Pernod Ricard SA	337,755	55,664,304
Publicis Groupe SA	377,877	38,019,403
Remy Cointreau SA	37,405	3,790,026
Renault SA	314,871	11,933,658
Safran SA	564,111	105,324,496
Sartorius Stedim Biotech	45,228	12,278,128
SEB SA	40,266	4,939,005
Societe Generale Series A	1,219,959	31,359,093
Sodexo SA	8,142	920,382
Sodexo SA	137,847	15,582,393
Teleperformance	98,427	15,492,799
Thales SA	173,924	25,440,341
TotalEnergies SE	3,782,104	245,366,161
Unibail-Rodamco-Westfield NV (b)	196,988	14,259,033
Veolia Environnement SA	1,123,456	36,606,509
VINCI SA	836,514	105,670,408
Vivendi SA	1,108,093	12,520,031
Worldline SA (b)(c)	400,326	5,411,803
TOTAL FRANCE		2,723,294,677
Germany - 5.0%
adidas AG	267,819	50,974,763
Allianz SE	665,011	177,675,002
BASF AG	1,475,403	70,530,153
Bayer AG	1,622,669	50,491,966
Bayerische Motoren Werke AG (BMW)	535,063	55,674,951
Bechtle AG	132,508	6,922,355
Beiersdorf AG	166,631	24,463,613
Brenntag SE	230,637	20,503,256
Carl Zeiss Meditec AG	66,452	7,078,054
Commerzbank AG	1,742,810	20,115,297
Continental AG	180,604	14,753,666
Covestro AG (b)(c)	320,816	17,016,323
Daimler Truck Holding AG	884,998	31,810,441
Deutsche Bank AG	3,198,233	41,593,480
Deutsche Borse AG	313,476	62,425,501
Deutsche Lufthansa AG (b)	979,332	8,200,205
Deutsche Telekom AG	5,342,316	131,142,248
DHL Group	1,635,365	78,681,930
E.ON SE	3,702,581	50,257,324
Evonik Industries AG	379,465	7,030,956
Fresenius Medical Care AG & Co. KGaA	289,685	11,196,212
Fresenius Medical Care AG & Co. KGaA sponsored ADR	93,838	1,811,073
Fresenius SE & Co. KGaA	699,770	19,753,026
GEA Group AG	267,131	10,739,211
Hannover Reuck SE	99,730	23,948,318
HeidelbergCement AG	231,226	21,460,204
HelloFresh AG (a)(b)	253,041	3,382,718
Henkel AG & Co. KGaA	168,703	11,537,715
Infineon Technologies AG	2,156,293	78,611,793
Knorr-Bremse AG	118,450	7,365,633
LEG Immobilien AG (b)	120,594	10,095,047
Mercedes-Benz Group AG (Germany)	1,323,994	89,386,523
Merck KGaA	213,480	35,026,861
MTU Aero Engines AG	88,936	20,539,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	225,188	95,932,776
Nemetschek SE	94,003	8,738,689
Puma AG	172,880	6,957,347
Rational AG	8,298	6,402,901
Rheinmetall AG	72,047	25,289,315
RWE AG	1,045,502	38,788,575
SAP SE	1,722,474	298,412,662
Scout24 AG (c)	123,008	9,095,395
Siemens AG	1,254,126	224,518,505
Siemens Energy AG (a)(b)	860,750	12,990,418
Siemens Healthineers AG (c)	465,673	26,098,691
Symrise AG	219,792	22,788,553
Talanx AG	105,377	7,407,954
Volkswagen AG	47,110	6,651,040
Vonovia SE	1,211,825	37,751,209
Wacker Chemie AG	30,802	3,377,039
Zalando SE (b)(c)	364,234	7,272,527
TOTAL GERMANY		2,110,668,791
Greece - 0.1%
Alpha Bank SA (b)	3,705,975	6,608,328
Eurobank Ergasias Services and Holdings SA (b)	4,221,092	8,151,819
Ff Group (b)(d)	7,962	0
Hellenic Telecommunications Organization SA	315,692	4,384,013
Jumbo SA	190,192	5,344,053
Motor Oil (HELLAS) Corinth Refineries SA	107,327	2,932,184
Mytilineos SA	162,758	6,683,918
National Bank of Greece SA (b)	1,266,119	9,619,112
OPAP SA	308,183	5,335,515
Piraeus Financial Holdings SA (b)	1,115,711	4,521,558
Public Power Corp. of Greece (b)	338,538	4,478,102
TOTAL GREECE		58,058,602
Hong Kong - 1.2%
AIA Group Ltd.	18,947,409	148,593,538
CK Asset Holdings Ltd.	3,240,639	14,622,878
CK Infrastructure Holdings Ltd.	1,023,131	6,076,215
CLP Holdings Ltd.	2,720,976	21,641,119
Futu Holdings Ltd. ADR (b)	90,721	4,238,485
Hang Lung Properties Ltd.	2,991,125	3,472,577
Hang Seng Bank Ltd.	1,276,553	13,289,133
Henderson Land Development Co. Ltd.	2,413,869	6,289,632
HKT Trust/HKT Ltd. unit	6,308,479	7,578,130
Hong Kong & China Gas Co. Ltd.	18,233,350	12,975,351
Hong Kong Exchanges and Clearing Ltd.	1,991,084	60,367,286
Hongkong Land Holdings Ltd.	1,815,445	5,666,925
Jardine Matheson Holdings Ltd.	264,064	10,603,266
Kingboard Laminates Holdings Ltd.	1,439,500	865,167
Link (REIT)	4,247,609	21,304,673
MTR Corp. Ltd.	2,614,620	8,506,169
New World Development Co. Ltd.	2,445,491	2,997,324
Nine Dragons Paper (Holdings) Ltd.	2,525,000	935,480
Orient Overseas International Ltd.	221,000	3,299,132
Power Assets Holdings Ltd.	2,301,426	13,475,279
Prudential PLC	4,548,771	46,727,554
Sino Biopharmaceutical Ltd.	16,998,000	6,133,495
Sino Land Ltd.	6,234,596	6,512,436
Sun Hung Kai Properties Ltd.	2,393,422	22,338,749
Swire Pacific Ltd. (A Shares)	706,060	5,462,811
Swire Properties Ltd.	1,882,720	3,518,379
Techtronic Industries Co. Ltd.	2,275,370	24,166,947
Vinda International Holdings Ltd.	492,000	1,453,726
WH Group Ltd. (c)	13,570,243	8,006,378
Wharf Real Estate Investment Co. Ltd.	2,781,349	8,148,890
Xinyi Glass Holdings Ltd.	2,656,313	2,202,149
TOTAL HONG KONG		501,469,273
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	735,596	6,028,612
OTP Bank PLC	394,060	18,256,320
Richter Gedeon PLC	228,384	6,165,138
TOTAL HUNGARY		30,450,070
India - 4.7%
ABB India Ltd.	85,468	4,811,542
Adani Enterprises Ltd.	282,885	10,701,608
Adani Green Energy Ltd. (b)	522,828	10,586,047
Adani Ports & Special Economic Zone Ltd.	864,965	12,569,129
Adani Power Ltd. (b)	1,268,353	8,606,613
Ambuja Cements Ltd.	996,706	6,705,253
APL Apollo Tubes Ltd.	269,828	4,888,155
Apollo Hospitals Enterprise Ltd.	164,490	12,572,137
Ashok Leyland Ltd.	2,457,973	5,201,285
Asian Paints Ltd.	634,146	22,516,123
Astral Ltd.	200,155	4,407,789
AU Small Finance Bank Ltd. (c)	260,653	1,999,108
Aurobindo Pharma Ltd.	435,496	6,029,679
Avenue Supermarts Ltd. (b)(c)	269,667	12,316,347
Axis Bank Ltd.	3,766,340	48,404,125
Bajaj Auto Ltd.	110,627	10,222,275
Bajaj Finance Ltd.	450,268	37,253,289
Bajaj Finserv Ltd.	635,067	12,437,561
Bajaj Holdings & Investment Ltd.	43,076	4,336,512
Balkrishna Industries Ltd.	124,685	3,683,296
Bandhan Bank Ltd. (c)	1,229,692	3,386,233
Bank of Baroda	1,661,610	4,945,583
Berger Paints India Ltd.	460,117	3,130,004
Bharat Electronics Ltd.	6,029,767	13,499,443
Bharat Forge Ltd.	426,986	6,343,964
Bharat Petroleum Corp. Ltd.	1,257,424	7,618,027
Bharti Airtel Ltd.	3,709,552	52,306,344
Britannia Industries Ltd.	177,521	11,098,447
Cg Power & Industrial Soluti	1,018,287	5,742,262
Cholamandalam Investment and Finance Co. Ltd.	698,110	9,941,150
Cipla Ltd./India	870,715	14,155,369
Coal India Ltd.	2,516,179	12,314,811
Colgate-Palmolive Ltd.	228,232	7,065,297
Container Corp. of India Ltd.	464,037	4,951,063
Cummins India Ltd.	230,446	6,364,253
Dabur India Ltd.	995,417	6,462,976
Divi's Laboratories Ltd.	195,949	8,658,234
DLF Ltd.	1,021,163	9,853,518
Dr. Reddy's Laboratories Ltd.	177,738	13,054,011
Eicher Motors Ltd.	222,972	10,317,183
GAIL India Ltd.	3,825,637	7,956,906
Godrej Consumer Products Ltd.	678,095	9,504,885
Godrej Properties Ltd. (b)	207,066	5,913,560
Grasim Industries Ltd.	435,095	11,391,412
Havells India Ltd.	417,534	6,502,852
HCL Technologies Ltd.	1,566,677	29,700,310
HDFC Asset Management Co. Ltd. (c)	140,641	6,064,052
HDFC Bank Ltd.	4,628,581	81,362,489
HDFC Standard Life Insurance Co. Ltd. (c)	1,608,819	11,166,460
Hero Motocorp Ltd.	181,194	10,082,936
Hindalco Industries Ltd.	2,022,384	14,078,960
Hindustan Aeronautics Ltd.	333,031	12,046,306
Hindustan Petroleum Corp. Ltd.	940,845	5,248,367
Hindustan Unilever Ltd.	1,356,974	40,558,289
ICICI Bank Ltd.	8,550,456	105,852,924
ICICI Lombard General Insurance Co. Ltd. (c)	393,659	7,080,745
ICICI Prudential Life Insurance Co. Ltd. (c)	580,933	3,517,823
IDFC Bank Ltd. (b)	5,593,478	5,675,443
Indian Oil Corp. Ltd.	4,644,654	8,221,525
Indian Railway Catering & Tourism Corp. Ltd.	401,767	4,723,704
Indraprastha Gas Ltd.	499,690	2,591,152
IndusInd Bank Ltd.	478,399	8,827,978
Info Edge India Ltd.	115,807	7,008,761
Infosys Ltd.	5,157,049	102,767,472
Infosys Ltd. sponsored ADR	326,978	6,493,783
InterGlobe Aviation Ltd. (b)(c)	223,273	7,958,945
ITC Ltd.	4,952,280	26,315,377
Jindal Steel & Power Ltd.	596,766	5,440,397
Jio Financial Services Ltd.	5,258,304	15,693,001
JSW Steel Ltd.	1,016,617	10,005,627
Jubilant Foodworks Ltd.	637,615	3,987,758
Kotak Mahindra Bank Ltd.	1,803,790	39,628,080
Larsen & Toubro Ltd.	1,111,636	46,518,857
Ltimindtree Ltd. (c)	145,636	9,534,863
Lupin Ltd.	341,773	6,186,556
Macrotech Developers Ltd. (c)	390,583	5,037,760
Mahindra & Mahindra Ltd.	1,542,440	30,658,293
Marico Ltd.	864,549	5,496,673
Maruti Suzuki India Ltd.	224,302	27,499,008
Max Healthcare Institute Ltd.	1,288,937	12,116,159
Mphasis BFL Ltd.	122,263	3,818,858
MRF Ltd.	3,070	5,261,953
Muthoot Finance Ltd.	193,176	3,244,710
Nestle India Ltd.	559,433	16,867,768
NTPC Ltd.	7,225,905	27,653,548
Oil & Natural Gas Corp. Ltd.	5,203,019	15,798,473
One97 Communications Ltd. (b)	360,357	3,293,413
Page Industries Ltd.	10,214	4,586,187
Persistent Systems Ltd.	81,298	8,155,705
Petronet LNG Ltd.	1,267,662	4,107,676
PI Industries Ltd.	139,509	5,666,808
Pidilite Industries Ltd.	252,823	7,702,485
Polycab India Ltd.	73,007	3,814,462
Power Finance Corp. Ltd.	2,459,017	13,124,533
Power Grid Corp. of India Ltd.	7,695,342	24,024,864
REC Ltd.	2,179,776	13,088,616
Reliance Industries Ltd.	5,021,753	172,455,540
Samvardhana Motherson International Ltd.	3,818,375	5,203,410
SBI Cards & Payment Services Ltd.	456,328	3,932,046
SBI Life Insurance Co. Ltd. (c)	748,586	12,652,174
Shree Cement Ltd.	14,516	4,986,853
Shriram Transport Finance Co. Ltd.	467,400	13,887,092
Siemens Ltd.	146,098	7,280,659
Sona Blw Precision Forgings Ltd. (c)	679,684	5,056,780
SRF Ltd.	238,564	6,669,825
State Bank of India	2,944,064	22,731,241
Sun Pharmaceutical Industries Ltd.	1,586,502	27,091,935
Supreme Industries Ltd.	104,148	5,179,385
Suzlon Energy Ltd. (b)	14,358,321	7,935,987
Tata Communications Ltd.	184,081	3,849,035
Tata Consultancy Services Ltd.	1,509,171	69,288,022
Tata Consumer Products Ltd.	947,739	12,757,325
Tata Elxsi Ltd.	56,960	5,211,509
Tata Motors Ltd.	2,762,988	29,393,357
Tata Motors Ltd. Class A	727,309	5,112,553
Tata Power Co. Ltd./The	2,385,214	11,180,084
Tata Steel Ltd.	12,160,907	19,904,912
Tech Mahindra Ltd.	890,304	14,257,027
The Indian Hotels Co. Ltd.	1,416,300	8,394,778
Titan Co. Ltd.	585,808	26,055,940
Torrent Pharmaceuticals Ltd.	163,802	4,989,643
Trent Ltd.	297,744	11,066,110
Tube Investments of India Ltd.	173,826	8,167,191
Tvs Motor Co. Ltd.	390,613	9,407,849
Ultratech Cement Ltd.	191,313	23,382,126
United Spirits Ltd.	485,530	6,363,682
UPL Ltd.	747,279	4,833,576
Varun Beverages Ltd.	752,830	11,608,510
Vedanta Ltd.	1,497,676	4,942,656
Wipro Ltd.	2,165,548	12,380,410
Yes Bank Ltd. (b)	21,416,064	6,216,990
Zomato Ltd. (b)	8,553,661	14,365,133
TOTAL INDIA		1,996,273,897
Indonesia - 0.5%
Amman Mineral Internasional PT	10,633,200	5,072,526
Indofood Sukses Makmur Tbk PT	7,319,000	2,957,303
PT Adaro Energy Indonesia Tbk	24,206,200	3,670,313
PT Aneka Tambang Tbk	14,416,000	1,414,401
PT Astra International Tbk	33,785,100	10,947,741
PT Bank Central Asia Tbk	91,511,800	55,367,060
PT Bank Mandiri (Persero) Tbk	61,644,900	25,953,474
PT Bank Negara Indonesia (Persero) Tbk	24,533,778	8,925,766
PT Bank Rakyat Indonesia (Persero) Tbk	112,632,800	40,574,339
PT Barito Pacific Tbk	46,719,826	3,134,028
PT Charoen Pokphand Indonesia Tbk	12,063,200	3,423,799
PT GoTo Gojek Tokopedia Tbk (b)	1,369,800,068	7,598,694
PT Indah Kiat Pulp & Paper Tbk	4,029,000	1,995,817
PT Indofood CBP Sukses Makmur Tbk	3,863,800	2,878,970
PT Kalbe Farma Tbk	34,593,400	3,310,707
PT Merdeka Copper Gold Tbk (b)	15,733,290	2,688,921
PT Sarana Menara Nusantara Tbk	31,436,700	1,768,304
PT Semen Indonesia (Persero) Tbk	5,499,496	2,159,860
PT Sumber Alfaria Trijaya Tbk	30,712,000	5,154,528
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	82,103,800	20,593,840
PT Unilever Indonesia Tbk	11,980,000	2,351,979
PT United Tractors Tbk	2,530,812	3,676,276
TOTAL INDONESIA		215,618,646
Ireland - 0.3%
AerCap Holdings NV (b)	331,214	25,357,744
AIB Group PLC	2,595,039	11,430,973
Bank of Ireland Group PLC	1,744,569	16,043,022
Kerry Group PLC Class A	262,637	23,467,214
Kingspan Group PLC (Ireland)	255,656	20,876,279
Smurfit Kappa Group PLC	430,784	16,084,693
TOTAL IRELAND		113,259,925
Israel - 0.4%
Azrieli Group	67,678	4,578,968
Bank Hapoalim BM (Reg.)	2,103,046	17,976,280
Bank Leumi le-Israel BM	2,522,160	19,263,211
Check Point Software Technologies Ltd. (b)	154,510	24,556,274
Elbit Systems Ltd. (Israel)	43,833	9,048,386
Global-e Online Ltd. (a)(b)	147,688	5,578,176
Icl Group Ltd.	1,253,684	5,760,193
Israel Discount Bank Ltd. (Class A)	2,053,506	10,009,276
Mizrahi Tefahot Bank Ltd.	257,017	9,603,569
NICE Ltd. (b)	85,383	17,604,429
NICE Ltd. sponsored ADR (b)	20,317	4,227,968
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	1,852,294	22,412,757
Wix.com Ltd. (b)	90,507	11,483,528
TOTAL ISRAEL		162,103,015
Italy - 1.5%
Amplifon SpA	203,352	6,674,187
Assicurazioni Generali SpA	1,666,259	37,257,023
Banco BPM SpA	2,009,579	10,880,478
Coca-Cola HBC AG	363,167	10,714,423
Davide Campari Milano NV	1,023,302	10,406,354
DiaSorin SpA	37,685	3,483,717
Enel SpA	13,405,394	91,470,053
Eni SpA	3,902,350	62,208,684
Ferrari NV (Italy)	207,978	72,755,402
FinecoBank SpA	1,012,427	14,694,164
Infrastrutture Wireless Italiane SpA (c)	554,599	6,739,749
Intesa Sanpaolo SpA	25,612,141	78,918,588
Leonardo SpA	671,081	11,752,469
Mediobanca SpA	910,810	12,107,042
Moncler SpA	341,115	21,123,243
Nexi SpA (b)(c)	978,084	7,551,318
Poste Italiane SpA (c)	862,694	9,383,734
Prysmian SpA	435,779	19,304,091
Recordati SpA	170,931	9,476,399
Snam SpA	3,299,269	16,113,454
Telecom Italia SpA (b)	8,540,002	2,574,018
Telecom Italia SpA (Risparmio Shares) (b)	7,564,311	2,383,757
Terna - Rete Elettrica Nazionale	2,323,496	19,656,125
UniCredit SpA	2,649,214	77,600,913
TOTAL ITALY		615,229,385
Japan - 14.6%
Advantest Corp.	1,265,128	50,349,381
AEON Co. Ltd.	1,079,178	25,789,309
AGC, Inc.	316,696	11,910,383
Aisin Seiki Co. Ltd.	244,401	9,124,738
Ajinomoto Co., Inc.	732,115	30,064,260
Ana Holdings, Inc. (b)	260,951	5,766,541
Asahi Group Holdings	795,217	29,556,600
ASAHI INTECC Co. Ltd.	357,649	6,795,654
Asahi Kasei Corp.	2,047,725	15,529,009
Astellas Pharma, Inc.	2,992,065	34,835,062
Azbil Corp.	186,182	6,016,416
Bandai Namco Holdings, Inc.	983,294	21,290,819
BayCurrent Consulting, Inc.	214,700	4,991,561
Bridgestone Corp.	940,795	40,767,179
Brother Industries Ltd.	385,375	6,456,026
Canon, Inc.	1,611,128	44,381,975
Canon, Inc. sponsored ADR (a)	39,199	1,079,540
Capcom Co. Ltd.	283,000	10,793,276
Central Japan Railway Co.	1,189,990	29,740,997
Chiba Bank Ltd.	862,694	6,392,793
Chubu Electric Power Co., Inc.	1,057,495	13,718,556
Chugai Pharmaceutical Co. Ltd.	1,109,024	39,891,840
Concordia Financial Group Ltd.	1,723,088	8,211,283
Dai Nippon Printing Co. Ltd.	335,421	9,707,068
Dai-ichi Mutual Life Insurance Co.	1,552,891	34,059,189
Daifuku Co. Ltd.	505,527	9,968,991
Daiichi Sankyo Kabushiki Kaisha	3,052,296	91,382,803
Daikin Industries Ltd.	435,382	69,762,276
Daito Trust Construction Co. Ltd.	102,521	11,661,822
Daiwa House Industry Co. Ltd.	979,108	30,275,930
Daiwa House REIT Investment Corp.	3,780	6,678,884
Daiwa Securities Group, Inc.	2,212,851	15,859,206
DENSO Corp.	3,123,200	49,059,385
Dentsu Group, Inc.	329,022	8,732,664
Disco Corp.	152,087	41,039,038
East Japan Railway Co.	499,081	28,543,771
Eisai Co. Ltd.	418,897	19,725,299
ENEOS Holdings, Inc.	4,767,164	19,252,454
FANUC Corp.	1,573,425	43,524,676
Fast Retailing Co. Ltd.	288,889	77,126,713
Fuji Electric Co. Ltd.	210,204	10,527,023
FUJIFILM Holdings Corp.	615,948	39,041,821
Fujitsu Ltd.	290,758	40,245,074
GLP J-REIT	7,584	6,771,252
Hamamatsu Photonics K.K.	233,946	9,242,015
Hankyu Hanshin Holdings, Inc.	379,980	11,625,690
Hikari Tsushin, Inc.	33,270	5,797,293
Hirose Electric Co. Ltd. (a)	50,068	5,825,555
Hitachi Construction Machinery Co. Ltd.	176,771	5,015,422
Hitachi Ltd.	1,529,809	120,167,030
Honda Motor Co. Ltd.	7,622,158	85,200,965
Hoshizaki Corp.	178,806	6,505,210
Hoya Corp.	584,282	74,220,867
Hulic Co. Ltd.	639,172	7,057,958
Ibiden Co. Ltd.	186,940	9,406,809
Idemitsu Kosan Co. Ltd.	1,582,635	8,788,347
Iida Group Holdings Co. Ltd.	251,778	3,801,079
INPEX Corp.	1,603,512	21,795,677
Isuzu Motors Ltd.	965,492	13,174,087
Itochu Corp.	1,960,471	88,974,260
Japan Airlines Co. Ltd.	245,126	4,710,284
Japan Exchange Group, Inc.	830,594	18,382,473
Japan Post Bank Co. Ltd.	2,386,040	24,814,469
Japan Post Holdings Co. Ltd.	3,424,846	32,784,966
Japan Post Insurance Co. Ltd.	309,842	5,800,826
Japan Real Estate Investment Corp.	2,121	8,130,945
Japan Retail Fund Investment Corp.	11,331	7,691,973
Japan Tobacco, Inc.	1,982,126	52,243,661
JFE Holdings, Inc.	951,890	15,029,222
JSR Corp.	289,321	7,891,139
Kajima Corp.	692,978	12,367,481
Kansai Electric Power Co., Inc.	1,167,499	15,927,181
Kao Corp.	769,926	30,464,104
Kawasaki Kisen Kaisha Ltd. (a)	228,300	11,123,644
KDDI Corp.	2,467,907	81,774,236
KDX Realty Investment Corp.	6,755	7,327,435
Keisei Electric Railway Co.	214,442	9,703,471
Keyence Corp.	320,929	143,582,953
Kikkoman Corp.	222,848	13,711,451
Kintetsu Group Holdings Co. Ltd.	296,764	9,157,385
Kirin Holdings Co. Ltd.	1,278,820	18,381,714
Kobe Bussan Co. Ltd.	244,072	6,236,701
Koei Tecmo Holdings Co. Ltd.	205,518	2,559,965
Koito Manufacturing Co. Ltd.	315,330	4,827,479
Komatsu Ltd.	1,528,964	43,498,964
Konami Group Corp. (a)	163,636	10,063,318
Kose Corp.	54,268	3,550,359
Kubota Corp.	1,660,967	25,142,844
Kyocera Corp.	2,120,224	31,040,247
Kyowa Hakko Kirin Co., Ltd.	444,021	6,994,208
Lasertec Corp.	122,995	32,031,494
LY Corp.	4,411,549	13,724,478
M3, Inc.	721,102	11,378,991
Makita Corp.	371,768	10,006,133
Marubeni Corp.	2,362,045	40,288,626
MatsukiyoCocokara & Co.	569,800	10,357,132
Mazda Motor Corp.	942,209	11,422,825
McDonald's Holdings Co. (Japan) Ltd. (a)	142,645	6,351,195
Meiji Holdings Co. Ltd.	389,512	9,420,197
Minebea Mitsumi, Inc.	602,100	12,445,534
Misumi Group, Inc.	462,414	7,928,040
Mitsubishi Chemical Holdings Corp.	2,098,784	12,655,128
Mitsubishi Corp.	5,689,303	98,054,838
Mitsubishi Electric Corp.	3,190,097	47,341,998
Mitsubishi Estate Co. Ltd.	1,857,912	25,743,081
Mitsubishi Heavy Industries Ltd.	529,728	35,334,710
Mitsubishi UFJ Financial Group, Inc.	18,834,518	176,414,458
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,342,916	9,521,878
Mitsui & Co. Ltd.	2,134,346	86,563,221
Mitsui Chemicals, Inc.	279,371	8,221,963
Mitsui Fudosan Co. Ltd.	1,469,110	36,880,209
Mitsui OSK Lines Ltd.	569,800	20,467,500
Mizuho Financial Group, Inc.	3,979,932	72,281,809
MonotaRO Co. Ltd.	413,708	3,896,393
MS&AD Insurance Group Holdings, Inc.	708,615	29,262,086
Murata Manufacturing Co. Ltd.	2,844,383	57,434,133
NEC Corp.	405,963	26,527,540
Nexon Co. Ltd.	558,159	8,907,682
Nidec Corp.	689,556	25,718,244
Nintendo Co. Ltd.	1,714,290	95,778,954
Nippon Building Fund, Inc.	2,533	10,248,798
Nippon Express Holdings, Inc.	119,085	7,088,097
Nippon Paint Holdings Co. Ltd.	1,551,830	12,222,718
Nippon Prologis REIT, Inc.	3,701	6,584,830
Nippon Sanso Holdings Corp.	289,186	7,327,773
Nippon Steel & Sumitomo Metal Corp. (a)	1,412,599	33,993,738
Nippon Telegraph & Telephone Corp.	49,170,875	61,746,568
Nippon Yusen KK (a)	801,333	27,614,626
Nissan Chemical Corp.	205,984	8,215,225
Nissan Motor Co. Ltd.	3,848,025	15,106,683
Nissin Food Holdings Co. Ltd.	327,015	10,579,386
Nitori Holdings Co. Ltd.	131,342	17,190,269
Nitto Denko Corp.	238,150	19,756,416
Nomura Holdings, Inc.	4,963,565	26,734,507
Nomura Real Estate Holdings, Inc.	184,718	5,054,939
Nomura Real Estate Master Fund, Inc.	7,027	7,689,403
Nomura Research Institute Ltd.	632,780	19,352,646
NTT Data Corp.	1,036,556	14,930,165
Obayashi Corp.	1,079,785	9,995,075
OBIC Co. Ltd.	115,252	17,703,819
Odakyu Electric Railway Co. Ltd.	509,139	7,779,897
Oji Holdings Corp.	1,419,302	5,549,236
Olympus Corp.	1,986,263	29,403,966
OMRON Corp.	290,277	13,052,386
Ono Pharmaceutical Co. Ltd.	645,945	11,642,602
Open House Group Co. Ltd.	130,100	4,068,503
Oracle Corp. Japan	63,203	4,980,976
Oriental Land Co. Ltd.	1,799,440	66,831,368
ORIX Corp.	1,937,454	37,410,821
Osaka Gas Co. Ltd.	620,718	13,070,371
Otsuka Corp.	185,132	7,789,946
Otsuka Holdings Co. Ltd.	692,003	27,201,475
Pan Pacific International Holdings Ltd.	631,191	13,644,138
Panasonic Holdings Corp.	3,647,493	34,354,936
Rakuten Group, Inc.	2,486,560	10,922,856
Recruit Holdings Co. Ltd.	2,378,683	93,954,932
Renesas Electronics Corp. (b)	2,425,483	39,796,323
Resona Holdings, Inc.	3,513,389	19,394,829
Ricoh Co. Ltd.	911,838	7,167,044
ROHM Co. Ltd.	550,780	9,506,042
SBI Holdings, Inc. Japan	410,565	10,085,804
SCSK Corp.	261,433	5,133,139
Secom Co. Ltd.	346,559	25,153,379
Seiko Epson Corp.	479,309	6,996,670
Sekisui Chemical Co. Ltd.	640,039	9,138,184
Sekisui House Ltd. (a)	985,103	22,237,908
Seven & i Holdings Co. Ltd.	1,243,772	49,122,562
SG Holdings Co. Ltd.	531,749	6,886,206
Sharp Corp. (b)	423,611	2,848,491
Shimadzu Corp.	393,077	10,869,358
SHIMANO, Inc.	127,390	18,290,062
SHIMIZU Corp.	850,981	5,696,577
Shin-Etsu Chemical Co. Ltd.	3,005,785	118,314,288
Shionogi & Co. Ltd.	429,094	20,594,979
Shiseido Co. Ltd.	662,775	18,475,974
Shizuoka Financial Group	764,318	6,985,874
SMC Corp.	94,555	52,633,520
SoftBank Corp.	4,735,627	62,916,810
SoftBank Group Corp.	1,698,444	73,322,910
Sompo Holdings, Inc.	488,554	25,332,235
Sony Group Corp.	2,080,320	204,013,649
Square Enix Holdings Co. Ltd.	141,238	5,519,053
Subaru Corp.	1,018,178	20,311,952
Sumco Corp.	584,229	8,857,161
Sumitomo Chemical Co. Ltd.	2,320,981	5,464,941
Sumitomo Corp.	1,713,769	39,413,008
Sumitomo Electric Industries Ltd.	1,180,703	15,693,447
Sumitomo Metal Mining Co. Ltd.	406,932	11,247,063
Sumitomo Mitsui Financial Group, Inc.	2,096,072	109,023,789
Sumitomo Mitsui Trust Holdings, Inc.	1,082,714	22,188,350
Sumitomo Realty & Development Co. Ltd.	472,779	14,868,501
Suntory Beverage & Food Ltd.	228,203	7,445,070
Suzuki Motor Corp.	608,332	27,325,477
Sysmex Corp.	277,529	15,034,382
T&D Holdings, Inc.	829,053	13,728,086
Taisei Corp.	281,902	10,277,754
Takeda Pharmaceutical Co. Ltd.	2,609,320	76,689,165
TDK Corp.	642,287	31,956,885
Terumo Corp.	1,110,824	37,603,559
TIS, Inc.	358,567	7,975,191
Tobu Railway Co. Ltd.	308,493	8,169,907
Toho Co. Ltd.	183,905	5,990,658
Tokio Marine Holdings, Inc.	2,974,124	78,420,013
Tokyo Electric Power Co., Inc. (b)	2,499,726	13,308,936
Tokyo Electron Ltd.	778,258	144,423,249
Tokyo Gas Co. Ltd.	612,039	14,059,688
Tokyu Corp.	810,975	9,516,209
Toppan Holdings, Inc.	408,477	11,259,448
Toray Industries, Inc.	2,255,919	11,271,545
Tosoh Corp.	428,325	5,523,101
Toto Ltd.	219,017	5,927,759
Toyota Industries Corp.	242,643	20,522,529
Toyota Motor Corp.	17,492,530	349,287,709
Toyota Tsusho Corp.	350,995	23,001,203
Trend Micro, Inc.	218,545	12,502,820
Unicharm Corp.	666,497	22,933,089
USS Co. Ltd.	336,246	6,358,888
West Japan Railway Co.	363,880	15,155,425
Yakult Honsha Co. Ltd.	426,136	9,307,489
Yamaha Corp.	212,961	4,683,131
Yamaha Motor Co. Ltd.	1,477,717	13,967,017
Yamato Holdings Co. Ltd.	432,929	7,483,795
Yaskawa Electric Corp.	398,289	15,010,049
Yokogawa Electric Corp.	379,400	7,455,480
Zensho Holdings Co. Ltd.	153,800	7,531,391
ZOZO, Inc.	231,463	5,068,234
TOTAL JAPAN		6,160,740,872
Jordan - 0.0%
Hikma Pharmaceuticals PLC	270,174	6,613,292
Korea (South) - 3.1%
AMOREPACIFIC Corp.	46,828	4,130,742
Celltrion Pharm, Inc. (b)	31,546	2,403,182
Celltrion, Inc.	257,464	34,549,661
CJ CheilJedang Corp.	13,403	2,926,850
Cosmo AM&T Co. Ltd. (b)	39,436	3,898,529
Coway Co. Ltd.	89,847	3,726,871
Db Insurance Co. Ltd.	74,972	4,945,648
Delivery Hero AG (b)(c)	292,629	6,639,547
Doosan Bobcat, Inc.	89,652	3,414,350
Doosan Heavy Industries & Construction Co. Ltd. (b)	728,495	8,415,636
Ecopro BM Co. Ltd.	80,871	12,836,949
Ecopro Co. Ltd.	33,061	12,332,113
EUSU Holdings Co. Ltd.	6	27
F&F Co. Ltd.	26,950	1,431,231
GS Holdings Corp.	75,331	2,612,459
Hana Financial Group, Inc.	477,679	17,080,777
Hanjin Shipping Co. Ltd. (b)(d)	12	0
Hankook Tire Co. Ltd.	120,738	4,621,195
Hanmi Pharm Co. Ltd.	12,231	2,967,480
Hanmi Semiconductor Co. Ltd.	71,432	3,115,167
Hanon Systems	292,176	1,363,682
Hanwha Aerospace Co. Ltd.	58,787	6,071,202
Hanwha Ocean Co. Ltd. (b)	93,897	1,543,097
Hanwha Solutions Corp. (b)	181,312	4,504,315
HD Hyundai Co. Ltd.	70,597	3,762,841
HD Hyundai Heavy Industries Co. Ltd. (b)	36,049	3,071,616
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	69,133	5,865,765
HLB, Inc.	188,616	9,513,625
HMM Co. Ltd.	407,897	5,862,524
Hotel Shilla Co.	48,956	2,132,447
HYBE Co. Ltd. (b)	34,958	5,270,791
Hyundai Engineering & Construction Co. Ltd.	126,538	3,274,954
Hyundai Glovis Co. Ltd.	31,519	4,127,226
Hyundai Mipo Dockyard Co. Ltd. (b)	37,380	1,884,262
Hyundai Mobis	102,961	16,139,678
Hyundai Motor Co. Ltd.	222,102	32,305,154
Hyundai Steel Co.	140,640	3,521,888
Industrial Bank of Korea	451,779	4,238,826
JYP Entertainment Corp.	46,268	2,603,966
Kakao Corp.	516,441	20,196,063
Kakao Pay Corp. (b)	41,853	1,477,101
KakaoBank Corp.	278,051	5,651,503
Kangwon Land, Inc.	162,556	1,823,832
KB Financial Group, Inc.	637,623	27,059,580
Kia Corp.	433,454	33,294,443
Korea Aerospace Industries Ltd.	118,646	4,470,257
Korea Electric Power Corp. (b)	416,813	6,180,959
Korea Investment Holdings Co. Ltd.	67,341	3,092,077
Korea Zinc Co. Ltd.	13,599	4,817,637
Korean Air Lines Co. Ltd.	297,526	5,002,337
KRAFTON, Inc. (b)	47,212	7,570,837
KT Corp.	104,253	2,761,485
KT&G Corp.	167,580	11,381,200
Kum Yang Co. Ltd. (b)	51,996	3,037,659
Kumho Petro Chemical Co. Ltd.	27,304	2,546,079
L&F Co. Ltd.	41,853	4,462,474
LG Chemical Ltd.	80,703	26,171,077
LG Corp.	153,588	9,430,955
LG Display Co. Ltd. (b)	377,373	3,279,447
LG Display Co. Ltd. rights 3/7/24 (b)	119,964	142,019
LG Electronics, Inc.	177,821	12,395,028
LG Energy Solution (b)	77,595	22,024,869
LG H & H Co. Ltd.	14,720	3,336,328
LG Innotek Co. Ltd.	23,033	3,285,142
LG Uplus Corp.	334,145	2,558,338
Lotte Chemical Corp.	32,272	3,156,746
Meritz Financial Holdings Co.	172,977	8,880,756
Mirae Asset Securities Co. Ltd.	417,478	2,454,679
NAVER Corp.	217,282	32,401,927
NCSOFT Corp.	23,161	3,418,368
Netmarble Corp. (b)(c)	41,767	1,820,660
NH Investment & Securities Co. Ltd.	230,866	1,831,785
Orion Corp./Republic of Korea	38,524	2,664,540
Pearl Abyss Corp. (b)	49,791	1,215,905
POSCO (a)	118,979	37,750,109
POSCO Chemtech Co. Ltd. (a)	50,664	9,543,421
POSCO ICT Co. Ltd. (a)	86,693	3,694,605
Posco International Corp.	86,613	3,399,840
S-Oil Corp.	73,236	3,723,380
Samsung Biologics Co. Ltd. (b)(c)	29,530	18,588,532
Samsung C&T Corp.	136,070	14,056,801
Samsung Electro-Mechanics Co. Ltd.	92,349	9,604,495
Samsung Electronics Co. Ltd.	7,879,655	428,160,366
Samsung Engineering Co. Ltd. (b)	255,014	4,253,550
Samsung Fire & Marine Insurance Co. Ltd.	50,692	10,031,033
Samsung Heavy Industries Co. Ltd. (b)	1,074,955	5,858,685
Samsung Life Insurance Co. Ltd.	130,330	6,772,756
Samsung SDI Co. Ltd.	91,308	25,340,414
Samsung SDS Co. Ltd.	64,051	7,284,001
Samsung Securities Co. Ltd.	109,494	3,077,707
Shinhan Financial Group Co. Ltd.	729,679	22,357,677
SK Biopharmaceuticals Co. Ltd. (b)	50,895	3,535,114
SK Bioscience Co. Ltd. (a)(b)	43,109	2,048,760
SK Hynix, Inc.	902,206	90,348,540
SK IE Technology Co. Ltd. (b)(c)	46,244	2,563,196
SK Innovation Co., Ltd.	98,844	8,613,729
SK Square Co. Ltd. (b)	158,348	6,151,602
SK Telecom Co. Ltd.	89,201	3,353,875
SK, Inc.	59,477	8,153,117
SKC Co. Ltd.	29,581	1,695,982
Woori Financial Group, Inc.	1,000,280	10,371,376
Yuhan Corp. (a)	91,593	4,048,390
TOTAL KOREA (SOUTH)		1,288,781,418
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (b)	2,591,520	4,888,070
Boubyan Bank KSC	2,259,999	4,512,648
Gulf Bank	3,342,004	3,151,809
Kuwait Finance House KSCP	13,423,219	33,699,919
Mabanee Co. SAKC	1,073,407	2,687,881
Mobile Telecommunication Co.	3,182,698	5,444,225
National Bank of Kuwait	12,464,518	39,724,318
TOTAL KUWAIT		94,108,870
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	846,189	23,447,176
Eurofins Scientific SA (a)	224,808	13,629,495
Reinet Investments SCA	224,019	5,614,564
TOTAL LUXEMBOURG		42,691,235
Macau - 0.1%
Galaxy Entertainment Group Ltd.	3,585,239	18,606,959
Sands China Ltd. (b)	3,993,665	10,482,458
TOTAL MACAU		29,089,417
Malaysia - 0.4%
AMMB Holdings Bhd	3,019,900	2,703,719
Axiata Group Bhd	4,503,615	2,594,819
CelcomDigi Bhd	5,790,500	5,187,520
CIMB Group Holdings Bhd	10,622,888	13,991,871
Dialog Group Bhd	5,843,122	2,259,759
Gamuda Bhd	3,133,209	3,318,419
Genting Bhd	3,491,100	3,477,875
Genting Malaysia Bhd	4,651,500	2,650,350
Hong Leong Bank Bhd	1,036,300	4,205,732
IHH Healthcare Bhd	3,703,100	4,777,736
Inari Amertron Bhd	4,329,900	2,898,575
IOI Corp. Bhd	4,185,500	3,529,010
IOI Properties Group Bhd	11	5
Kuala Lumpur Kepong Bhd	767,013	3,596,971
Malayan Banking Bhd	8,897,768	17,404,024
Malaysia Airports Holdings Bhd	1,532,840	2,492,540
Maxis Bhd	3,956,000	3,175,440
MISC Bhd	2,222,800	3,450,287
MR DIY Group M Sdn Bhd (c)	5,375,850	1,568,516
Nestle (Malaysia) Bhd	115,100	2,884,654
Petronas Chemicals Group Bhd	4,613,500	6,594,131
Petronas Dagangan Bhd	499,200	2,234,187
Petronas Gas Bhd	1,311,600	4,916,325
PPB Group Bhd	1,049,620	3,204,592
Press Metal Aluminium Holdings	6,134,800	6,139,963
Public Bank Bhd	24,093,200	22,334,813
QL Resources Bhd	1,802,700	2,221,569
RHB Bank Bhd	2,493,677	2,950,007
Sime Darby Bhd	4,345,107	2,229,417
Sime Darby Plantation Bhd	3,508,924	3,272,198
Sime Darby Property Bhd	15	2
SP Setia Bhd	14	3
Telekom Malaysia Bhd	2,024,199	2,529,802
Tenaga Nasional Bhd	4,237,225	9,600,248
TOTAL MALAYSIA		154,395,079
Mexico - 0.8%
Alfa SA de CV Series A	5,076,800	3,993,834
America Movil S.A.B. de CV Series L	31,151,346	28,144,173
Arca Continental S.A.B. de CV	856,162	9,727,859
Banco del Bajio SA (c)	1,276,200	4,855,218
CEMEX S.A.B. de CV unit (b)	25,126,040	20,875,715
Coca-Cola FEMSA S.A.B. de CV unit	856,975	8,158,727
Fibra Uno Administracion SA de CV	4,803,600	8,166,246
Fomento Economico Mexicano S.A.B. de CV unit	3,210,500	43,542,226
Gruma S.A.B. de CV Series B	309,770	5,798,907
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	649,790	10,115,982
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	321,260	9,365,005
Grupo Aeroportuario Norte S.A.B. de CV (a)	464,600	4,253,378
Grupo Bimbo S.A.B. de CV Series A (a)	2,198,800	10,031,071
Grupo Carso SA de CV Series A1 (a)	918,400	8,610,117
Grupo Financiero Banorte S.A.B. de CV Series O	4,289,300	43,626,927
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	2,974,500	8,787,922
Grupo Mexico SA de CV Series B	5,154,023	26,594,357
Industrias Penoles SA de CV (a)(b)	322,340	4,238,935
Kimberly-Clark de Mexico SA de CV Series A	2,559,400	5,835,102
Operadora de Sites Mexicanos, SA de CV	2,062,200	2,240,545
Orbia Advance Corp. S.A.B. de CV	1,663,916	3,317,875
Prologis Property Mexico SA (a)	1,146,556	4,725,051
Promotora y Operadora de Infraestructura S.A.B. de CV	306,950	3,020,189
Southern Copper Corp. (a)	138,808	11,396,137
Wal-Mart de Mexico SA de CV Series V	8,660,000	35,779,136
TOTAL MEXICO		325,200,634
Netherlands - 3.8%
ABN AMRO Bank NV GDR (Bearer) (c)	789,964	11,661,735
Adyen BV (b)(c)	35,839	44,948,828
AEGON NV	2,646,788	15,629,137
Akzo Nobel NV	280,413	21,539,222
Argenx SE (b)	97,663	36,880,676
ASM International NV (Netherlands)	77,567	43,271,320
ASML Holding NV (Netherlands)	665,063	577,000,773
ASR Nederland NV	262,195	12,385,409
BE Semiconductor Industries NV	127,558	19,271,700
Euronext NV (c)	141,947	12,525,283
EXOR NV (a)	153,006	14,858,673
Heineken Holding NV	213,052	17,924,596
Heineken NV (Bearer)	474,403	47,722,801
IMCD NV	93,696	14,378,532
ING Groep NV (Certificaten Van Aandelen)	5,965,737	84,763,992
JDE Peet's BV	158,342	3,911,808
Koninklijke Ahold Delhaize NV	1,586,541	44,618,559
Koninklijke KPN NV	5,521,267	18,781,927
Koninklijke Philips Electronics NV	1,304,065	27,588,220
NN Group NV	447,010	18,322,148
OCI NV	175,424	5,046,639
Randstad NV	180,768	10,306,981
Shell PLC (London)	10,915,294	338,399,525
Stellantis NV (Italy)	3,650,153	80,847,043
Universal Music Group NV	1,352,003	39,853,983
Wolters Kluwer NV	409,830	60,456,298
TOTAL NETHERLANDS		1,622,895,808
New Zealand - 0.1%
Auckland International Airport Ltd.	2,165,422	11,075,368
Fisher & Paykel Healthcare Corp.	956,589	13,816,065
Mercury Nz Ltd.	1,112,400	4,552,975
Meridian Energy Ltd.	2,106,687	7,137,019
Spark New Zealand Ltd.	3,014,020	9,778,921
Xero Ltd. (b)	238,465	17,068,996
TOTAL NEW ZEALAND		63,429,344
Norway - 0.4%
Aker BP ASA	518,016	13,830,506
DNB Bank ASA	1,527,975	29,703,418
Equinor ASA	1,445,854	41,376,136
Equinor ASA sponsored ADR	45,714	1,310,620
Gjensidige Forsikring ASA	323,155	5,214,234
Kongsberg Gruppen ASA	144,952	7,401,100
Mowi ASA	774,690	13,980,476
Norsk Hydro ASA	2,208,803	12,944,698
Orkla ASA	1,141,963	8,957,850
Salmar ASA	119,489	6,644,053
Telenor ASA	1,050,029	11,651,181
TOTAL NORWAY		153,014,272
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	350,672	5,319,694
Credicorp Ltd. (United States)	112,259	16,662,603
TOTAL PERU		21,982,297
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,770,700	2,384,207
Ayala Corp.	409,785	4,935,820
Ayala Land, Inc.	11,260,270	6,802,233
Bank of the Philippine Islands (BPI)	3,238,430	6,343,683
BDO Unibank, Inc.	3,948,399	10,160,711
International Container Terminal Services, Inc.	1,672,720	7,230,283
JG Summit Holdings, Inc.	4,159,565	2,829,253
Jollibee Food Corp.	731,020	3,296,979
Manila Electric Co.	464,340	2,986,787
Metropolitan Bank & Trust Co.	2,957,931	2,995,147
PLDT, Inc.	123,935	2,801,685
SM Investments Corp.	406,215	6,482,798
SM Prime Holdings, Inc.	16,479,075	10,020,630
Universal Robina Corp.	1,423,740	2,822,646
TOTAL PHILIPPINES		72,092,862
Poland - 0.3%
Allegro.eu SA (b)(c)	860,537	6,530,079
Bank Polska Kasa Opieki SA	300,565	11,597,291
Budimex SA	20,718	3,549,454
CD Projekt RED SA	105,260	2,753,639
Cyfrowy Polsat SA (b)	395,100	1,073,065
Dino Polska SA (b)(c)	80,045	8,673,882
KGHM Polska Miedz SA (Bearer)	232,480	6,528,820
LPP SA	1,824	7,092,561
mBank SA (b)	24,023	3,204,947
Orlen SA	948,508	14,842,978
PGE Polska Grupa Energetyczna SA (b)	1,449,984	3,067,883
Powszechna Kasa Oszczednosci Bank SA	1,457,278	18,561,037
Powszechny Zaklad Ubezpieczen SA	1,016,025	12,271,011
Santander Bank Polska SA	58,695	7,138,710
TOTAL POLAND		106,885,357
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	319,729	3
Energias de Portugal SA	5,204,838	23,298,205
Galp Energia SGPS SA Class B	742,752	11,731,345
Jeronimo Martins SGPS SA	469,922	10,705,366
TOTAL PORTUGAL		45,734,919
Qatar - 0.2%
Barwa Real Estate Co.	3,280,844	2,599,625
Dukhan Bank	3,071,131	3,305,620
Industries Qatar QSC	2,468,288	8,134,978
Masraf al Rayan	9,293,926	5,998,552
Mesaieed Petrochemical Holding Co.	7,456,581	3,440,554
Ooredoo QSC	1,335,122	3,923,594
Qatar Electricity & Water Co.	721,310	3,433,206
Qatar Fuel Co.	1,010,223	4,356,084
Qatar Gas Transport Co. Ltd. (Nakilat)	4,177,087	3,980,910
Qatar International Islamic Bank QSC	1,616,218	4,634,253
Qatar Islamic Bank	2,710,100	14,514,405
Qatar National Bank SAQ	7,623,659	32,475,405
The Commercial Bank of Qatar	5,342,424	7,703,303
TOTAL QATAR		98,500,489
Romania - 0.0%
NEPI Rockcastle PLC	818,914	5,514,684
Russia - 0.0%
Alrosa Co. Ltd. (b)(d)	3,102,770	533,751
Gazprom OAO (b)(d)	12,146,244	1,314,221
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	1,078,053	246,270
Inter Rao Ues JSC (b)(d)	42,112,900	240,077
LUKOIL PJSC (b)(d)	451,803	144,600
LUKOIL PJSC sponsored ADR (b)(d)	52,271	14,787
MMC Norilsk Nickel PJSC (b)(d)	66,556	457,694
MMC Norilsk Nickel PJSC sponsored ADR (b)(d)	85,403	204,967
Mobile TeleSystems OJSC sponsored ADR (b)(d)	504,110	502,089
Moscow Exchange MICEX-RTS OAO (b)(d)	1,699,470	337,800
Novatek PJSC GDR (Reg. S) (b)(d)	110,438	6,184,528
Novolipetsk Steel OJSC (b)(d)	1,805,640	17,925
Ozon Holdings PLC ADR (b)(d)	62,559	135,522
PhosAgro PJSC:
GDR (Reg. S) (b)(d)	158,247	3,246
sponsored GDR (Reg. S) (b)(d)	1,019	21
Polyus PJSC (b)(d)	41,353	100,555
Rosneft Oil Co. OJSC (b)(d)	1,187,356	205,327
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(d)	214,392	50,693
Sberbank of Russia (b)(d)	13,066,303	83,070
Severstal PAO (b)(d)	245,384	5,665
Severstal PAO GDR (Reg. S) (b)(d)	10,278	243
Surgutneftegas OJSC (b)(d)	6,111,900	77,332
Surgutneftegas OJSC sponsored ADR (b)(d)	214,357	39,585
Tatneft PAO (b)(d)	1,520,327	195,529
TCS Group Holding PLC GDR (b)(d)	142,667	187,848
United Co. RUSAL International PJSC (b)(d)	3,455,150	430,571
VK Co. Ltd. (b)(d)	51,978	15,967
VK Co. Ltd. GDR (Reg. S) (b)(d)	68,289	20,978
VTB Bank OJSC (b)(d)	4,133,678,016	163,303
X5 Retail Group NV GDR (Reg. S) (b)(d)	152,037	37,089
Yandex NV Class A (b)(d)	371,380	1,433,726
TOTAL RUSSIA		13,384,979
Saudi Arabia - 1.1%
ACWA Power Co.	157,462	10,077,299
Advanced Petrochemicals Co.	202,799	2,057,679
Al Rajhi Bank	3,233,921	72,437,899
Alinma Bank	1,621,369	17,921,054
Almarai Co. Ltd.	414,758	6,315,213
Arab National Bank	1,127,294	7,509,081
Arabian Internet and Communications Services Co. Ltd.	39,396	3,445,745
Bank Al-Jazira (b)	686,653	3,695,010
Bank Albilad	806,925	9,596,772
Banque Saudi Fransi	962,899	10,270,649
Bupa Arabia for Cooperative Insurance Co.	134,683	7,419,938
Dallah Healthcare Co.	57,162	2,518,109
Dar Al Arkan Real Estate Development Co. (b)	863,999	2,995,117
Dr Sulaiman Al Habib Medical Services Group Co.	145,067	11,218,216
Elm Co.	39,771	9,565,996
Etihad Etisalat Co.	624,590	8,677,406
Jarir Marketing Co.	994,203	4,040,333
Luberef	81,294	3,164,962
Mobile Telecommunications Co. Saudi Arabia	765,095	2,721,625
Mouwasat Medical Services Co.	164,735	5,218,666
Nahdi Medical Co.	60,653	2,274,023
National Industrialization Co. (b)	506,912	1,581,523
Power & Water Utility Co. for Jubail & Yanbu	116,986	1,934,117
Rabigh Refining & Petrochemical Co. (b)	661,584	1,612,458
Riyad Bank	2,430,575	18,407,064
Sabic Agriculture-Nutrients Co.	387,650	13,252,108
Sahara International Petrochemical Co.	588,920	4,946,796
Saudi Arabian Mining Co.	2,134,421	26,409,198
Saudi Arabian Oil Co. (c)	4,372,438	35,678,143
Saudi Awwal Bank	1,666,661	15,977,297
Saudi Basic Industries Corp.	1,487,615	30,901,898
Saudi Electricity Co.	1,356,648	6,859,029
Saudi Industrial Investment Group	635,951	3,449,306
Saudi Investment Bank/The	793,620	3,301,371
Saudi Kayan Petrochemical Co. (b)	1,203,196	2,945,345
Saudi Research & Marketing Group (b)	58,736	3,257,803
Saudi Tadawul Group Holding Co.	78,610	4,343,349
Saudi Telecom Co.	3,302,507	35,930,318
The Co. for Cooperative Insurance	119,909	3,926,515
The Saudi National Bank	4,851,562	52,524,844
The Savola Group	440,389	5,278,655
Yanbu National Petrochemical Co.	457,607	4,685,771
TOTAL SAUDI ARABIA		480,343,700
Singapore - 0.9%
CapitaLand Ascendas REIT	6,170,315	13,372,487
CapitaLand Investment Ltd.	4,227,699	9,281,021
CapitaMall Trust	8,790,539	13,104,646
City Developments Ltd.	845,745	3,838,659
DBS Group Holdings Ltd.	2,986,683	70,740,490
Genting Singapore Ltd.	9,983,123	7,497,379
Grab Holdings Ltd. (a)(b)	3,084,883	9,470,591
Jardine Cycle & Carriage Ltd.	168,600	3,253,312
Keppel Ltd.	2,436,757	12,948,348
Mapletree Logistics Trust (REIT)	5,702,539	6,557,212
Mapletree Pan Asia Commercial Trust	4,015,889	4,348,864
Oversea-Chinese Banking Corp. Ltd.	5,574,691	53,324,029
Sea Ltd. ADR (b)	605,322	23,086,981
Seatrium Ltd. (b)	73,337,286	5,442,630
Sembcorp Industries Ltd.	1,472,700	6,197,843
Singapore Airlines Ltd.	2,483,439	12,326,009
Singapore Exchange Ltd.	1,411,690	9,857,323
Singapore Technologies Engineering Ltd.	2,606,697	7,222,998
Singapore Telecommunications Ltd.	13,702,618	24,452,907
STMicroelectronics NV (France)	1,130,038	49,617,158
United Overseas Bank Ltd.	2,082,215	43,890,052
UOL Group Ltd.	794,649	3,690,016
TOTAL SINGAPORE		393,520,955
South Africa - 0.9%
Absa Group Ltd.	1,423,796	12,456,551
Anglo American Platinum Ltd.	107,490	4,575,695
Anglo American PLC (United Kingdom)	2,097,756	50,005,633
Aspen Pharmacare Holdings Ltd.	630,767	6,538,617
Bid Corp. Ltd.	550,857	13,361,500
Bidvest Group Ltd./The	469,653	6,191,719
Capitec Bank Holdings Ltd.	142,382	15,194,511
Clicks Group Ltd. (a)	388,658	6,247,175
Discovery Ltd.	894,371	6,617,557
Exxaro Resources Ltd.	408,291	4,083,891
FirstRand Ltd.	8,390,479	30,438,314
Gold Fields Ltd.	1,479,564	21,831,369
Harmony Gold Mining Co. Ltd.	914,117	5,713,909
Impala Platinum Holdings Ltd.	1,469,441	5,703,862
Kumba Iron Ore Ltd.	104,279	3,080,108
MTN Group Ltd.	2,779,855	14,185,464
Naspers Ltd. Class N	308,223	51,647,458
Nedbank Group Ltd.	742,151	8,621,597
Northam Platinum Holdings Ltd.	578,685	3,898,493
Old Mutual Ltd.	8,030,813	5,340,292
OUTsurance Group Ltd.	1,307,630	2,922,917
Pepkor Holdings Ltd. (c)	3,254,143	3,354,518
Remgro Ltd.	850,161	7,160,923
Sanlam Ltd.	2,892,160	11,034,156
Sasol Ltd.	935,420	8,124,790
Shoprite Holdings Ltd.	826,297	11,981,913
Sibanye-Stillwater Ltd. (a)	4,634,654	5,585,402
Standard Bank Group Ltd.	2,230,560	23,796,611
Thungela Resources Ltd.	1	6
Vodacom Group Ltd.	1,022,678	5,099,598
Woolworths Holdings Ltd.	1,521,991	5,639,232
TOTAL SOUTH AFRICA		360,433,781
Spain - 1.6%
Acciona SA	40,003	5,198,557
ACS Actividades de Construccion y Servicios SA	350,345	13,853,627
ACS Actividades de Construccion y Servicios SA rights (a)(b)	341,272	156,377
Aena SME SA (c)	124,070	22,023,042
Amadeus IT Holding SA Class A	743,425	52,270,466
Banco Bilbao Vizcaya Argentaria SA (a)	9,840,586	92,102,385
Banco Santander SA (Spain)	26,693,340	107,282,131
Banco Santander SA (Spain) sponsored ADR	64	256
CaixaBank SA	6,808,018	29,029,347
Cellnex Telecom SA (c)	934,771	35,967,532
Corp. ACCIONA Energias Renovables SA (a)	106,698	2,778,936
EDP Renovaveis SA	514,617	8,370,006
Enagas SA	416,037	6,784,633
Endesa SA (a)	519,134	10,300,476
Grifols SA (b)	491,650	5,390,304
Iberdrola SA (a)	10,118,390	121,835,157
Industria de Diseno Textil SA (a)	1,800,294	76,975,846
Naturgy Energy Group SA (a)	203,865	5,507,923
Redeia Corp. SA (a)	660,594	11,015,538
Repsol SA	2,120,150	31,310,977
Telefonica SA	8,083,294	32,889,579
TOTAL SPAIN		671,043,095
Sweden - 1.9%
Alfa Laval AB	480,465	17,733,527
ASSA ABLOY AB (B Shares)	1,655,427	45,401,288
Atlas Copco AB:
(A Shares)	4,501,195	71,836,476
(B Shares)	2,497,361	34,736,731
Beijer Ref AB (B Shares) (a)	626,521	8,597,118
Boliden AB	447,381	11,906,057
Epiroc AB:
(A Shares)	1,108,260	19,581,570
(B Shares)	626,699	9,797,959
EQT AB (a)	588,482	15,946,719
Ericsson (B Shares)	4,837,077	26,814,235
Essity AB (B Shares)	1,006,646	23,670,084
Evolution AB (c)	302,550	35,555,981
Fastighets AB Balder (b)	1,059,435	7,120,148
Getinge AB (B Shares)	381,131	8,192,743
H&M Hennes & Mauritz AB (B Shares) (a)	1,072,185	15,194,692
Hexagon AB (B Shares)	3,431,399	37,448,875
Holmen AB (B Shares)	125,087	4,947,395
Husqvarna AB (B Shares)	570,214	4,460,169
Industrivarden AB:
(A Shares)	202,317	6,384,466
(C Shares) (a)	259,466	8,175,436
Indutrade AB	446,037	10,899,493
Investment AB Latour (B Shares)	241,898	6,115,644
Investor AB:
(A Shares)	674,957	15,792,981
(B Shares)	2,172,991	51,345,869
L E Lundbergforetagen AB	123,717	6,474,348
Lifco AB	389,550	9,440,551
Nibe Industrier AB (B Shares) (a)	2,480,806	14,956,376
Saab AB (B Shares)	133,007	8,599,031
Sagax AB	320,859	7,840,606
Sandvik AB	1,768,736	37,171,579
Securitas AB (B Shares) (a)	801,023	7,801,135
Skandinaviska Enskilda Banken AB (A Shares)	2,614,788	37,224,356
Skanska AB (B Shares)	559,932	9,746,814
SKF AB (B Shares)	571,068	11,298,823
Svenska Cellulosa AB SCA (B Shares)	1,008,983	13,772,543
Svenska Handelsbanken AB (A Shares) (a)	2,404,630	25,922,732
Swedbank AB (A Shares)	1,400,441	28,636,866
Swedish Orphan Biovitrum AB (b)	316,768	8,888,187
Tele2 AB (B Shares)	871,273	7,439,601
Telia Co. AB (a)	3,842,917	9,911,553
Volvo AB:
(A Shares)	302,905	7,463,001
(B Shares)	2,520,188	60,518,513
Volvo Car AB (b)	982,024	2,578,053
TOTAL SWEDEN		813,340,324
Switzerland - 4.0%
ABB Ltd. (Reg.)	2,640,038	111,704,870
Adecco SA (Reg.)	265,392	11,545,067
Alcon, Inc. (Switzerland)	824,743	62,542,652
Avolta AG (b)	161,338	6,163,892
Bachem Holding AG (B Shares)	55,424	3,737,965
Baloise Holdings AG	75,838	12,154,117
Banque Cantonale Vaudoise	49,118	6,306,593
Barry Callebaut AG	5,842	8,570,568
BKW AG	34,410	5,482,792
Clariant AG (Reg.)	369,724	4,759,990
Compagnie Financiere Richemont SA Series A	861,358	127,941,455
DSM-Firmenich AG	307,472	32,590,512
Ems-Chemie Holding AG	11,615	8,822,797
Geberit AG (Reg.)	55,302	32,055,230
Givaudan SA	15,245	63,757,118
Helvetia Holding AG (Reg.)	60,305	8,742,286
Julius Baer Group Ltd.	340,925	18,560,449
Kuehne & Nagel International AG	89,743	30,553,906
Lindt & Spruengli AG	172	21,805,203
Lindt & Spruengli AG (participation certificate)	1,628	20,752,071
Logitech International SA (Reg.)	271,627	22,807,918
Lonza Group AG (a)	122,885	60,079,182
Novartis AG	3,380,606	349,601,316
Partners Group Holding AG	37,494	50,965,249
Sandoz Group AG	677,071	23,381,095
Schindler Holding AG:
(participation certificate)	66,790	16,717,817
(Reg.)	39,255	9,388,994
SGS SA (Reg.)	247,659	22,970,770
Sig Group AG	498,717	10,495,047
Sika AG	251,765	69,501,740
Sonova Holding AG	83,834	26,978,043
Straumann Holding AG	184,392	28,290,748
Swatch Group AG (Bearer)	51,344	12,053,466
Swatch Group AG (Bearer) (Reg.)	70,669	3,234,748
Swiss Life Holding AG	48,759	35,110,774
Swiss Prime Site AG	126,670	12,873,236
Swisscom AG	42,729	25,559,661
Temenos AG	105,043	10,758,098
UBS Group AG	5,425,476	163,402,423
UBS Group AG	657	19,651
VAT Group AG (c)	44,765	21,097,312
Zurich Insurance Group Ltd.	241,111	122,685,949
TOTAL SWITZERLAND		1,696,522,770
Taiwan - 4.3%
Accton Technology Corp.	834,000	14,032,925
Acer, Inc.	4,741,060	6,964,139
Advantech Co. Ltd.	770,303	8,304,985
Alchip Technologies Ltd.	121,000	15,011,957
ASE Technology Holding Co. Ltd.	5,073,943	21,943,147
Asia Cement Corp.	3,872,785	4,912,166
ASUSTeK Computer, Inc.	1,158,422	16,452,211
AUO Corp.	10,666,600	6,234,857
Catcher Technology Co. Ltd.	949,000	5,898,066
Cathay Financial Holding Co. Ltd.	15,746,184	22,147,354
Chailease Holding Co. Ltd.	2,523,727	13,973,055
Chang Hwa Commercial Bank	8,975,350	5,011,566
Cheng Shin Rubber Industry Co. Ltd.	3,262,513	4,731,446
China Airlines Ltd.	4,699,000	3,052,779
China Development Financial Ho (b)	26,418,457	10,144,616
China Steel Corp.	19,578,421	15,692,097
Chunghwa Picture Tubes, Ltd. (b)(d)	551	0
Chunghwa Telecom Co. Ltd.	6,272,400	23,783,060
Compal Electronics, Inc.	6,842,394	7,848,874
CTBC Financial Holding Co. Ltd.	29,150,255	26,450,960
Delta Electronics, Inc.	3,225,383	28,868,638
E Ink Holdings, Inc.	1,405,000	9,319,487
E.SUN Financial Holdings Co. Ltd.	23,327,272	18,415,791
ECLAT Textile Co. Ltd.	289,420	5,052,376
eMemory Technology, Inc.	107,000	9,545,260
EVA Airways Corp.	4,392,000	4,427,980
Evergreen Marine Corp. (Taiwan)	1,652,221	7,926,632
Far Eastern New Century Corp.	4,865,032	4,801,056
Far EasTone Telecommunications Co. Ltd.	2,878,000	7,388,847
Feng Tay Enterprise Co. Ltd.	881,710	4,547,061
First Financial Holding Co. Ltd.	18,039,419	15,311,798
Formosa Chemicals & Fibre Corp.	5,885,620	10,627,926
Formosa Petrochemical Corp.	1,934,000	4,594,138
Formosa Plastics Corp.	6,384,640	14,675,255
Fubon Financial Holding Co. Ltd.	12,890,311	26,502,169
Gigabyte Technology Co. Ltd.	826,000	8,175,453
Global Unichip Corp.	141,000	6,924,073
GlobalWafers Co. Ltd.	366,000	6,763,117
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,584,593	67,350,818
Hotai Motor Co. Ltd.	509,180	10,317,134
Hua Nan Financial Holdings Co. Ltd.	14,527,634	10,009,427
Innolux Corp.	14,293,597	7,435,370
Inventec Corp.	4,474,209	7,859,770
Largan Precision Co. Ltd.	164,000	13,005,394
Lite-On Technology Corp.	3,299,053	11,427,370
MediaTek, Inc.	2,508,989	77,437,524
Mega Financial Holding Co. Ltd.	18,990,730	22,816,807
Micro-Star International Co. Ltd.	1,176,000	6,822,253
momo.com, Inc.	129,360	1,796,018
Nan Ya Plastics Corp.	7,929,980	15,371,574
Nan Ya Printed Circuit Board Corp.	386,000	2,787,285
Nanya Technology Corp.	2,028,000	4,448,872
Nien Made Enterprise Co. Ltd.	286,000	3,058,079
Novatek Microelectronics Corp.	959,000	15,625,073
Pegatron Corp.	3,365,652	8,874,280
PharmaEssentia Corp. (b)	386,000	3,876,602
Pou Chen Corp.	3,580,240	3,604,932
Powerchip Semiconductor Manufacturing Corp.	4,994,554	4,295,345
President Chain Store Corp.	931,000	7,851,224
Quanta Computer, Inc.	4,465,000	35,312,171
Realtek Semiconductor Corp.	810,744	12,135,630
Ruentex Development Co. Ltd.	2,658,661	3,029,172
Shin Kong Financial Holding Co. Ltd. (b)	21,645,616	5,796,867
Sinopac Financial Holdings Co.	17,261,301	10,565,628
Synnex Technology International Corp.	2,047,920	4,702,954
Taishin Financial Holdings Co. Ltd.	18,634,737	10,210,445
Taiwan Business Bank	10,108,432	4,308,673
Taiwan Cement Corp.	11,084,302	11,283,212
Taiwan Cooperative Financial Holding Co. Ltd.	17,063,294	13,846,272
Taiwan High Speed Rail Corp.	3,034,000	2,863,315
Taiwan Mobile Co. Ltd.	2,833,400	8,858,597
Taiwan Semiconductor Manufacturing Co. Ltd.	40,640,000	813,720,819
The Shanghai Commercial & Savings Bank Ltd.	6,400,811	9,048,410
Uni-President Enterprises Corp.	8,013,620	18,522,394
Unimicron Technology Corp.	2,279,000	12,788,487
United Microelectronics Corp.	18,612,000	28,997,173
Vanguard International Semiconductor Corp.	1,472,000	3,454,573
Voltronic Power Technology Corp.	110,000	4,704,888
Walsin Lihwa Corp.	4,586,600	5,179,749
Wan Hai Lines Ltd.	1,097,050	1,713,176
Winbond Electronics Corp.	5,122,969	4,453,887
Wistron Corp.	4,259,000	15,596,823
Wiwynn Corp.	157,000	11,070,934
WPG Holding Co. Ltd.	2,655,378	7,393,853
Yageo Corp.	564,909	9,938,312
Yang Ming Marine Transport Corp.	2,837,000	4,326,829
Yuanta Financial Holding Co. Ltd.	16,929,195	14,597,599
Zhen Ding Technology Holding Ltd.	1,079,230	3,475,134
TOTAL TAIWAN		1,824,424,444
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	834,600	5,129,586
Advanced Information Service PCL NVDR	1,108,100	6,810,561
Airports of Thailand PCL:
(For. Reg.)	2,874,900	4,824,256
NVDR	4,123,500	6,919,482
Asset World Corp. PCL:
(For. Reg.)	7,773,300	870,198
NVDR	6,688,800	748,791
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	6,271,379
NVDR	10,507,600	8,116,810
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,190,182
NVDR	6,120,100	1,262,988
Banpu PCL NVDR	14,672,700	2,552,573
Berli Jucker PCL:
(For. Reg.)	600,400	398,753
NVDR	1,080,600	717,675
BTS Group Holdings PCL:
(For. Reg.)	3,939,900	658,716
NVDR	8,888,800	1,496,786
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,249,251
NVDR	639,000	4,308,367
Central Pattana PCL:
(For. Reg.)	1,703,600	3,094,901
NVDR	1,583,200	2,876,172
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,138,829
NVDR	1,579,300	1,471,630
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	1,839,282
NVDR	2,763,300	1,444,857
CP ALL PCL:
(For. Reg.)	4,316,600	6,332,611
NVDR	5,316,800	7,799,941
CP Axtra PCL NVDR	3,440,500	2,748,488
Delta Electronics PCL:
(For. Reg.)	2,269,000	5,004,936
NVDR	2,915,500	6,429,854
Energy Absolute PCL:
(For. Reg.)	1,264,600	1,408,779
NVDR	1,455,800	1,621,777
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	651,628
NVDR	783,200	1,081,031
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	1,531,759
NVDR	3,661,200	4,468,942
Home Product Center PCL:
(For. Reg.)	4,757,447	1,402,186
NVDR	4,895,000	1,442,728
Indorama Ventures PCL NVDR	2,593,300	1,718,992
Intouch Holdings PCL:
(For. Reg.)	737,800	1,526,857
NVDR	832,900	1,723,664
Kasikornbank PCL NVDR	969,000	3,270,767
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	880,603
NVDR	3,607,800	1,611,503
Krungthai Card PCL:
(For. Reg.)	402,600	494,651
NVDR	1,184,500	1,455,325
Land & House PCL:
(For. Reg.)	7,055,500	1,517,162
NVDR	7,750,000	1,666,502
Minor International PCL:
(For. Reg.)	2,307,541	1,977,143
NVDR	3,152,082	2,700,762
Muangthai Leasing PCL:
(For. Reg.)	559,091	666,234
NVDR	617,000	735,241
Osotspa PCL:
(For. Reg.)	496,400	290,032
NVDR	1,539,000	899,192
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	5,069,877
NVDR	1,069,800	4,499,357
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	1,857,819
NVDR	1,685,700	1,584,010
PTT Oil & Retail Business PCL NVDR	4,873,000	2,447,145
PTT PCL:
(For. Reg.)	7,492,700	7,088,186
NVDR	9,164,700	8,669,919
SCB X PCL:
(For. Reg.)	373,700	1,090,050
NVDR	1,002,100	2,923,038
SCG Packaging PCL NVDR	1,999,600	1,767,251
Siam Cement PCL:
(For. Reg.)	548,850	4,163,337
NVDR	723,200	5,485,880
Thai Oil PCL:
(For. Reg.)	934,645	1,432,985
NVDR	1,068,654	1,638,446
TMBThanachart Bank PCL NVDR	42,432,400	2,132,717
True Corp. PCL	9,429,253	1,597,870
True Corp. PCL NVDR	10,037,805	1,700,994
TOTAL THAILAND		186,600,196
Turkey - 0.2%
Akbank TAS	5,085,874	6,626,972
Aselsan A/S	2,352,805	3,923,280
Bim Birlesik Magazalar A/S JSC	744,922	9,352,950
Eregli Demir ve Celik Fabrikalari T.A.S. (b)	2,281,074	3,242,891
Ford Otomotiv Sanayi A/S	114,438	3,326,226
Haci Omer Sabanci Holding A/S	1,751,481	4,190,394
Hektas Ticaret A/S (b)	1,736,311	1,019,643
Koc Holding A/S	1,244,263	6,589,325
Koza Altin Isletmeleri A/S	1,570,016	1,074,099
Pegasus Hava Tasimaciligi A/S (b)	78,297	1,941,621
Sasa Polyester Sanayi A/S	2,156,525	2,736,076
Tofas Turk Otomobil Fabrikasi A/S	224,809	1,825,439
Turk Hava Yollari AO (b)	899,465	8,084,662
Turkcell Iletisim Hizmet A/S	1,975,074	4,461,734
Turkiye Is Bankasi A/S Series C	5,709,242	4,824,023
Turkiye Petrol Rafinerileri A/S	1,590,808	7,863,609
Turkiye Sise ve Cam Fabrikalari A/S	2,254,879	3,663,389
Yapi ve Kredi Bankasi A/S	5,512,335	3,967,355
TOTAL TURKEY		78,713,688
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	4,899,220	12,004,786
Abu Dhabi Islamic Bank	2,358,895	7,193,026
Abu Dhabi National Oil Co. for Distribution PJSC	5,074,445	4,904,581
Aldar Properties PJSC	6,315,949	8,769,882
Americana Restaurants International PLC	4,115,605	3,484,810
Dubai Islamic Bank Pakistan Ltd.	4,932,215	8,486,802
Emaar Properties PJSC	10,978,247	22,207,864
Emirates NBD Bank PJSC	3,116,385	15,017,905
Emirates Telecommunications Corp.	5,723,810	29,889,510
First Abu Dhabi Bank PJSC	7,309,278	29,134,028
Multiply Group (b)	6,439,277	5,066,639
NMC Health PLC (b)(d)	75,611	15
TOTAL UNITED ARAB EMIRATES		146,159,848
United Kingdom - 7.0%
3i Group PLC	1,604,763	50,237,024
Abrdn PLC	3,068,671	6,552,842
Admiral Group PLC	431,152	13,741,933
AngloGold Ashanti PLC	685,496	12,376,457
Ashtead Group PLC	723,242	47,679,690
Associated British Foods PLC	569,813	16,904,923
AstraZeneca PLC (United Kingdom)	2,556,670	338,955,236
Auto Trader Group PLC (c)	1,510,148	13,893,183
Aviva PLC	4,513,499	24,727,375
BAE Systems PLC	5,015,475	74,811,432
Barclays PLC	24,917,434	46,304,763
Barratt Developments PLC	1,627,808	11,148,026
Berkeley Group Holdings PLC	173,835	10,576,656
BP PLC	27,029,231	157,861,958
BP PLC sponsored ADR	190,403	6,683,145
British American Tobacco PLC (United Kingdom)	3,505,141	103,344,210
BT Group PLC	10,712,303	15,231,937
Bunzl PLC	556,185	22,661,032
Burberry Group PLC	591,084	9,797,976
Centrica PLC	9,072,342	15,918,121
CK Hutchison Holdings Ltd.	4,440,223	22,932,958
Coca-Cola European Partners PLC	340,980	23,493,522
Compass Group PLC	2,822,871	77,752,516
Croda International PLC	229,219	13,958,008
DCC PLC (United Kingdom)	163,444	11,922,551
Diageo PLC	3,707,240	133,897,580
Entain PLC	1,044,294	12,813,486
Flutter Entertainment PLC (b)	292,685	60,404,274
Halma PLC	628,239	17,459,949
Hargreaves Lansdown PLC	585,665	5,683,869
HSBC Holdings PLC (United Kingdom)	32,125,433	250,825,853
Imperial Brands PLC	1,406,575	33,765,013
Informa PLC	2,287,682	22,538,221
InterContinental Hotel Group PLC	272,770	25,845,801
Intertek Group PLC	264,283	15,048,218
J Sainsbury PLC	2,753,289	9,427,935
JD Sports Fashion PLC	4,228,440	6,272,361
Kingfisher PLC	3,119,297	8,672,668
Land Securities Group PLC	1,181,383	10,025,028
Legal & General Group PLC	9,874,866	31,911,765
Lloyds Banking Group PLC	104,803,383	56,180,463
London Stock Exchange Group PLC	686,038	77,600,548
M&G PLC	3,689,109	10,477,141
Melrose Industries PLC	2,207,894	16,530,963
National Grid PLC	6,122,679	81,548,603
NatWest Group PLC	9,502,637	26,817,758
Next PLC	199,029	21,358,790
Ocado Group PLC (b)	961,988	6,663,750
Pearson PLC	763,720	9,369,149
Pearson PLC sponsored ADR (a)	294,486	3,598,619
Pepco Group NV (b)	280,334	1,540,239
Persimmon PLC	524,275	9,720,373
Phoenix Group Holdings PLC	1,251,973	8,018,805
Reckitt Benckiser Group PLC	1,182,452	85,492,322
RELX PLC (London Stock Exchange)	3,113,610	128,511,364
Rentokil Initial PLC	4,166,298	21,455,389
Rolls-Royce Holdings PLC (b)	13,895,695	52,754,330
Sage Group PLC	1,696,938	25,333,238
Schroders PLC	1,315,186	6,770,278
Segro PLC	1,937,638	21,653,204
Severn Trent PLC	446,470	14,699,781
Smith & Nephew PLC	1,442,967	20,179,893
Smiths Group PLC	580,103	11,928,045
Spirax-Sarco Engineering PLC	121,029	15,345,674
SSE PLC	1,803,687	38,414,833
St. James's Place PLC	889,348	7,373,297
Standard Chartered PLC (United Kingdom)	3,783,888	28,596,905
Taylor Wimpey PLC	5,774,167	10,844,686
Tesco PLC	11,723,197	42,480,409
Unilever PLC	4,121,076	200,532,546
United Utilities Group PLC	1,129,166	15,208,477
Vodafone Group PLC	36,094,618	30,685,557
Vodafone Group PLC sponsored ADR	183,947	1,581,944
Whitbread PLC	320,045	14,585,125
Wise PLC (b)	1,019,703	10,464,799
WPP PLC	1,780,357	17,216,930
TOTAL UNITED KINGDOM		2,945,593,722
United States of America - 4.6%
Brookfield Renewable Corp. (a)	222,913	6,227,537
BRP, Inc.	58,044	3,662,801
CRH PLC	1,167,341	83,199,840
CSL Ltd.	797,426	156,596,558
CyberArk Software Ltd. (b)	69,328	16,186,701
Experian PLC	1,517,331	63,154,952
Ferrovial SE	846,831	32,406,179
GSK PLC	6,754,991	133,598,442
Haleon PLC	9,136,567	37,110,592
Holcim AG (a)	859,998	65,933,678
James Hardie Industries PLC CDI (b)	727,029	27,314,804
JBS SA	1,276,300	6,035,788
Legend Biotech Corp. ADR (b)	118,616	6,530,997
Monday.com Ltd. (b)	43,203	9,074,358
Nestle SA (Reg. S)	4,402,804	501,702,190
Parade Technologies Ltd.	129,000	4,577,504
QIAGEN NV (Germany)	366,977	16,024,302
Roche Holding AG:
(Bearer)	51,995	15,774,136
(participation certificate)	1,159,723	330,192,104
Sanofi SA	1,877,895	188,062,766
Schneider Electric SA	897,931	176,398,664
Swiss Re Ltd.	497,524	57,134,977
Tenaris SA	782,175	12,438,538
TOTAL UNITED STATES OF AMERICA		1,949,338,408
Zambia - 0.0%
First Quantum Minerals Ltd.	960,590	8,716,723
TOTAL COMMON STOCKS (Cost $36,531,270,842)		40,416,124,315

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.5%
Ambev SA sponsored ADR	427,222	1,119,322
Banco Bradesco SA:
(PN)	8,729,334	27,045,712
(PN) sponsored ADR	1,102,352	3,417,291
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	475,542	4,399,896
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,306,954	5,364,143
Companhia Paranaense de Energia-COPEL (PN-B)	1,540,000	3,148,757
Gerdau SA	1,908,582	8,105,233
Itau Unibanco Holding SA	7,160,961	47,379,360
Itau Unibanco Holding SA sponsored ADR	837,131	5,525,065
Itausa-Investimentos Itau SA (PN)	9,081,838	18,330,853
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	6,647,240	54,271,124
(PN) sponsored ADR (non-vtg.)	905,983	14,858,121
sponsored ADR	149,348	2,549,370
TOTAL BRAZIL		195,514,247
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	237,264	10,283,652
Colombia - 0.0%
Bancolombia SA (PN)	754,127	5,941,645
France - 0.0%
Air Liquide SA	46,389	8,680,931
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	87,680	8,599,087
Dr. Ing. h.c. F. Porsche AG Series F (c)	186,149	15,916,667
Henkel AG & Co. KGaA	282,667	21,668,830
Porsche Automobil Holding SE (Germany)	256,867	12,823,820
Sartorius AG (non-vtg.)	42,922	15,812,921
Volkswagen AG	341,724	43,950,855
TOTAL GERMANY		118,772,180
Korea (South) - 0.2%
AMOREPACIFIC Corp.	7,985	196,585
Hyundai Motor Co. Ltd.	41,134	3,637,204
Hyundai Motor Co. Ltd. Series 2	66,197	5,849,333
LG Chemical Ltd.	14,509	2,941,555
LG H & H Co. Ltd.	1,295	132,600
Samsung Electronics Co. Ltd.	1,358,838	59,457,786
TOTAL KOREA (SOUTH)		72,215,063
Russia - 0.0%
Surgutneftegas OJSC (b)(d)	8,898,217	160,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $408,038,999)		411,567,799

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	30,069

U.S. Government and Government Agency Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $39,876,415)	40,000,000	39,877,238

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	898,724,344	898,904,089
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	633,518,488	633,581,840
TOTAL MONEY MARKET FUNDS (Cost $1,532,485,801)		1,532,485,929

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $38,511,718,738)	42,400,085,350
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(181,640,322)
NET ASSETS - 100.0%	42,218,445,028

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	8,227	Mar 2024	918,544,550	17,510,975	17,510,975
ICE MSCI Emerging Markets Index Contracts (United States)	7,923	Mar 2024	388,543,920	(332,994)	(332,994)
TME S&P/TSX 60 Index Contracts (Canada)	571	Mar 2024	107,944,037	2,198,809	2,198,809

TOTAL FUTURES CONTRACTS					19,376,790
The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Currency Abbreviations
INR	-	Indian rupee

Security Type Abbreviations
CP	-	COMMERCIAL PAPER

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $822,520,257 or 1.9% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,849,637.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,204,498,921	1,963,674,351	2,269,269,183	14,535,005	-	-	898,904,089	1.8%
Fidelity Securities Lending Cash Central Fund 5.39%	646,052,156	1,799,336,639	1,811,806,955	1,557,547	-	-	633,581,840	2.6%
Total	1,850,551,077	3,763,010,990	4,081,076,138	16,092,552	-	-	1,532,485,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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